UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

May 31, 2009

1.850078.102

CB10CEN-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 95.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 15,894,000	$ 16,025,602
5.875% 3/15/11	5,902,000	5,974,996
		22,000,598
Household Durables - 0.5%
Fortune Brands, Inc. 5.125% 1/15/11	13,113,000	13,297,880
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 6.125% 5/15/14	3,172,000	3,195,346
Media - 6.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	5,345,000	5,598,369
6.875% 5/1/12	6,934,000	7,299,983
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,451,000	1,541,151
Comcast Corp.:
4.95% 6/15/16	5,340,000	5,105,414
5.5% 3/15/11	1,085,000	1,134,926
5.7% 5/15/18	29,591,000	29,351,017
5.85% 1/15/10	174,000	177,720
COX Communications, Inc.:
4.625% 1/15/10	6,082,000	6,108,907
4.625% 6/1/13	12,691,000	12,253,516
6.25% 6/1/18 (b)	9,765,000	9,395,287
News America, Inc.:
4.75% 3/15/10	695,000	702,365
5.3% 12/15/14	2,490,000	2,523,214
6.9% 3/1/19 (b)	21,396,000	21,612,100
Time Warner Cable, Inc.:
5.4% 7/2/12	6,943,000	7,074,986
6.2% 7/1/13	6,601,000	6,895,075
6.75% 7/1/18	3,333,000	3,442,956
8.25% 4/1/19	12,220,000	13,690,310
8.75% 2/14/19	6,786,000	7,782,524
Time Warner, Inc. 5.875% 11/15/16	4,230,000	4,083,600
Viacom, Inc.:
6.125% 10/5/17	3,575,000	3,322,569
6.25% 4/30/16	13,603,000	13,002,564
		162,098,553
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.0%
Staples, Inc.:
7.75% 4/1/11	$ 13,300,000	$ 13,985,269
9.75% 1/15/14	10,175,000	11,219,240
		25,204,509
TOTAL CONSUMER DISCRETIONARY		225,796,886
CONSUMER STAPLES - 5.2%
Beverages - 2.1%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	208,000	181,401
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (b)	13,872,000	13,918,013
7.2% 1/15/14 (b)	9,760,000	10,468,586
Diageo Capital PLC:
5.2% 1/30/13	2,947,000	3,042,082
5.75% 10/23/17	3,545,000	3,609,377
7.375% 1/15/14	4,760,000	5,290,150
Diageo Finance BV 5.5% 4/1/13	9,993,000	10,352,898
FBG Finance Ltd. 5.125% 6/15/15 (b)	8,340,000	7,367,673
		54,230,180
Food & Staples Retailing - 0.8%
CVS Caremark Corp.:
1.5613% 6/1/10 (e)	6,523,000	6,452,558
6.036% 12/10/28 (b)	6,476,989	5,334,578
6.302% 6/1/37 (e)	13,457,000	9,150,760
		20,937,896
Food Products - 0.9%
Cargill, Inc. 6% 11/27/17 (b)	11,209,000	10,589,669
Kraft Foods, Inc.:
5.625% 11/1/11	10,397,000	11,055,057
6.75% 2/19/14	1,534,000	1,668,748
		23,313,474
Personal Products - 0.2%
Avon Products, Inc. 4.8% 3/1/13	5,083,000	5,311,801
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc. 9.7% 11/10/18	$ 21,597,000	$ 24,579,135
Reynolds American, Inc. 6.75% 6/15/17	8,312,000	7,835,598
		32,414,733
TOTAL CONSUMER STAPLES		136,208,084
ENERGY - 9.7%
Energy Equipment & Services - 0.9%
DCP Midstream LLC 9.75% 3/15/19 (b)	2,388,000	2,491,701
Transocean Ltd. 5.25% 3/15/13	9,844,000	10,156,951
Weatherford International Ltd.:
4.95% 10/15/13	4,949,000	4,678,968
5.15% 3/15/13	6,467,000	6,207,421
		23,535,041
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp. 5.95% 9/15/16	19,565,000	18,712,944
BW Group Ltd. 6.625% 6/28/17 (b)	8,402,000	6,343,510
Canadian Natural Resources Ltd.:
5.15% 2/1/13	12,778,000	13,077,261
5.7% 5/15/17	3,293,000	3,171,380
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	11,708,000	11,737,504
Chevron Corp. 3.95% 3/3/14	8,874,000	9,086,053
ConocoPhillips 4.75% 2/1/14	2,995,000	3,111,461
Duke Energy Field Services:
5.375% 10/15/15 (b)	3,471,000	2,875,619
6.875% 2/1/11	6,572,000	6,647,164
7.875% 8/16/10	2,947,000	3,013,811
El Paso Natural Gas Co. 5.95% 4/15/17	2,655,000	2,462,980
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	4,813,000	5,084,824
Enbridge Energy Partners LP:
5.875% 12/15/16	5,131,000	4,426,760
6.5% 4/15/18	6,737,000	6,156,136
9.875% 3/1/19	8,321,000	9,338,925
EnCana Holdings Finance Corp. 5.8% 5/1/14	8,205,000	8,459,224
Enterprise Products Operating LP:
4.625% 10/15/09	5,530,000	5,543,366
5.6% 10/15/14	5,554,000	5,459,032
5.65% 4/1/13	1,979,000	1,965,903
EOG Resources, Inc. 5.625% 6/1/19	1,284,000	1,314,354
Gazstream SA 5.625% 7/22/13 (b)	3,120,872	2,996,038
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	$ 10,973,000	$ 10,585,346
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	2,537,000	2,594,767
Lukoil International Finance BV 6.656% 6/7/22 (b)	3,471,000	2,637,960
Nexen, Inc.:
5.05% 11/20/13	10,923,000	10,634,633
5.2% 3/10/15	2,580,000	2,320,731
NGPL PipeCo LLC 6.514% 12/15/12 (b)	10,121,000	10,116,263
Pemex Project Funding Master Trust:
1.8644% 12/3/12 (b)(e)	170,000	160,225
2.62% 6/15/10 (b)(e)	3,537,000	3,501,630
Petroleos Mexicanos 8% 5/3/19 (b)	292,000	319,156
Plains All American Pipeline LP:
7.75% 10/15/12	6,699,000	6,718,146
8.75% 5/1/19	1,989,000	2,201,427
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	8,487,000	8,932,483
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (b)	3,816,000	3,789,097
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	7,726,000	7,766,986
Source Gas LLC 5.9% 4/1/17 (b)	10,068,000	7,281,409
Suncor Energy, Inc. 6.1% 6/1/18	3,482,000	3,347,769
TEPPCO Partners LP 5.9% 4/15/13	9,202,000	8,663,379
Texas Eastern Transmission LP 6% 9/15/17 (b)	4,573,000	4,581,369
TransCanada PipeLines Ltd. 6.35% 5/15/67 (e)	6,735,000	4,445,100
		231,582,125
TOTAL ENERGY		255,117,166
FINANCIALS - 41.9%
Capital Markets - 9.9%
Bear Stearns Companies, Inc.:
0.8425% 8/21/09 (e)	3,324,000	3,322,933
1.2406% 10/22/10 (e)	6,645,000	6,548,176
1.3919% 7/16/09 (e)	1,635,000	1,636,731
1.5538% 9/9/09 (e)	3,609,000	3,606,492
4.245% 1/7/10	3,458,000	3,472,126
4.5% 10/28/10	5,207,000	5,347,339
5.3% 10/30/15	3,324,000	3,135,137
5.85% 7/19/10	10,706,000	11,052,789
6.95% 8/10/12	3,835,000	4,146,832
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. 6.25% 9/15/17	$ 8,726,000	$ 8,541,166
Goldman Sachs Group, Inc.:
5.25% 10/15/13	16,772,000	16,766,583
5.45% 11/1/12	10,706,000	10,969,089
5.95% 1/18/18	11,333,000	10,806,401
6% 5/1/14	8,240,000	8,377,863
6.15% 4/1/18	5,595,000	5,401,284
6.6% 1/15/12	4,860,000	5,134,716
6.875% 1/15/11	773,000	815,388
7.5% 2/15/19	4,992,000	5,252,832
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	6,815,000	6,095,786
6.5% 6/15/12	11,851,000	9,772,666
Lazard Group LLC:
6.85% 6/15/17	10,908,000	9,434,973
7.125% 5/15/15	3,910,000	3,411,725
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	18,229,000	16,991,944
6.15% 4/25/13	13,738,000	13,214,307
6.875% 4/25/18	6,661,000	6,181,801
Morgan Stanley:
1.3994% 1/9/12 (e)	3,194,000	2,900,133
1.4494% 1/9/14 (e)	14,208,000	11,759,479
4.75% 4/1/14	2,257,000	2,065,062
5.05% 1/21/11	8,648,000	8,742,799
5.25% 11/2/12	744,000	745,051
5.45% 1/9/17	725,000	663,874
5.95% 12/28/17	1,561,000	1,466,481
6% 5/13/14	2,710,000	2,723,279
6.6% 4/1/12	16,248,000	16,923,771
6.625% 4/1/18	3,886,000	3,841,626
6.75% 4/15/11	2,375,000	2,473,415
7.3% 5/13/19	4,101,000	4,200,827
Northern Trust Corp.:
4.625% 5/1/14	593,000	598,173
5.5% 8/15/13	809,000	844,466
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	2,974,000	2,901,530
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18	$ 11,661,000	$ 10,460,652
5.875% 12/20/17	8,484,000	7,700,698
		260,448,395
Commercial Banks - 8.4%
American Express Bank FSB 6% 9/13/17	1,888,000	1,685,986
ANZ National International Ltd. 6.2% 7/19/13 (b)	3,121,000	3,185,692
Bank of America NA:
5.3% 3/15/17	6,855,000	5,818,065
6.1% 6/15/17	4,390,000	3,853,985
Bank One Corp.:
5.25% 1/30/13	2,642,000	2,650,589
7.875% 8/1/10	1,963,000	2,054,278
BB&T Corp. 6.5% 8/1/11	3,531,000	3,607,428
Chase Manhattan Corp. 7.875% 6/15/10	4,410,000	4,616,326
Credit Suisse First Boston 6% 2/15/18	7,790,000	7,239,769
Credit Suisse First Boston New York Branch 5% 5/15/13	9,260,000	9,214,357
Credit Suisse New York Branch 5.5% 5/1/14	8,486,000	8,570,852
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (b)(e)	12,958,000	10,949,510
Export-Import Bank of Korea:
5.125% 2/14/11	8,296,000	8,435,854
5.25% 2/10/14 (b)	1,603,000	1,552,594
5.5% 10/17/12	6,408,000	6,549,168
Fifth Third Bancorp:
4.5% 6/1/18	351,000	228,370
8.25% 3/1/38	5,962,000	4,575,358
HBOS PLC 6.75% 5/21/18 (b)	1,967,000	1,394,819
JPMorgan Chase Bank 6% 10/1/17	5,952,000	5,717,985
KeyBank NA:
5.8% 7/1/14	4,405,000	3,966,782
7% 2/1/11	6,384,000	6,267,933
Korea Development Bank:
4.625% 9/16/10	5,207,000	5,254,733
4.75% 7/20/09	2,663,000	2,660,068
National City Bank, Cleveland:
4.15% 8/1/09	5,417,000	5,410,565
4.5% 3/15/10	8,362,000	8,404,931
PNC Funding Corp.:
1.1794% 1/31/12 (e)	16,995,000	15,049,548
7.5% 11/1/09	5,756,000	5,864,886
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Rabobank Capital Funding Trust II 5.26% (b)(e)	$ 1,616,000	$ 1,244,320
Regions Bank:
6.45% 6/26/37	5,480,000	3,154,639
7.5% 5/15/18	982,000	803,433
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(e)	11,944,000	9,061,125
Standard Chartered Bank 6.4% 9/26/17 (b)	12,425,000	10,581,391
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(e)	8,332,000	5,749,388
Union Planters Corp. 7.75% 3/1/11	1,704,000	1,634,044
UnionBanCal Corp. 5.25% 12/16/13	1,883,000	1,750,834
Wachovia Bank NA 4.875% 2/1/15	4,000,000	3,540,368
Wachovia Corp.:
1.23% 4/23/12 (e)	1,541,000	1,417,589
1.2613% 10/15/11 (e)	11,410,000	10,676,850
1.3113% 12/1/09 (e)	3,087,000	3,061,285
5.625% 10/15/16	9,657,000	8,240,048
5.75% 6/15/17	8,332,000	7,964,334
Wells Fargo & Co. 4.2% 1/15/10	7,485,000	7,583,188
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	1,767,000	1,808,097
		223,051,364
Consumer Finance - 4.1%
American Express Co. 7.25% 5/20/14	7,970,000	8,136,597
American Express Credit Corp. 5.875% 5/2/13	1,657,000	1,608,418
Capital One Financial Corp.:
1.5725% 9/10/09 (e)	9,308,000	9,120,481
7.375% 5/23/14	2,580,000	2,658,288
Discover Financial Services:
1.8613% 6/11/10 (e)	11,423,000	10,742,269
6.45% 6/12/17	6,788,000	5,507,695
General Electric Capital Corp.:
5.625% 9/15/17	4,014,000	3,854,616
5.9% 5/13/14	3,610,000	3,637,602
Household Finance Corp.:
6.375% 10/15/11	5,284,000	5,345,342
7% 5/15/12	1,330,000	1,358,356
HSBC Finance Corp.:
5.25% 1/14/11	3,716,000	3,720,730
5.25% 1/15/14	2,995,000	2,894,095
5.5% 1/19/16	10,600,000	9,685,983
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
MBNA America Bank NA 7.125% 11/15/12 (b)	$ 2,109,000	$ 1,982,584
MBNA Corp. 7.5% 3/15/12	4,568,000	4,466,714
Nelnet, Inc. 7.4% 9/29/36 (e)	17,288,000	7,779,600
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	12,061,000	11,552,786
ORIX Corp. 5.48% 11/22/11	1,094,000	963,767
SLM Corp.:
1.2519% 7/26/10 (e)	5,193,000	4,570,105
1.52% 3/15/11 (e)	317,000	248,650
4.5% 7/26/10	8,627,000	7,958,408
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	1,113,753	1,124,891
		108,917,977
Diversified Financial Services - 7.2%
Bank of America Corp. 7.4% 1/15/11	15,447,000	15,760,945
BTM Curacao Holding NV 1.6194% 12/19/16 (b)(e)	1,413,000	1,093,721
CIT Group, Inc. 1.3938% 6/8/09 (e)	3,330,000	3,321,082
Citigroup, Inc.:
0.9444% 5/18/11 (e)	7,984,000	7,289,999
5.3% 10/17/12	21,662,000	20,769,006
5.5% 4/11/13	20,105,000	19,282,203
5.625% 8/27/12	11,275,000	10,542,012
6.125% 5/15/18	7,840,000	6,994,338
6.5% 1/18/11	3,715,000	3,751,868
6.5% 8/19/13	17,481,000	17,323,234
CME Group, Inc. 5.75% 2/15/14	1,438,000	1,516,542
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(e)	8,513,000	3,234,940
International Lease Finance Corp.:
5.4% 2/15/12	8,137,000	6,221,656
6.375% 3/25/13	4,269,000	3,320,710
6.625% 11/15/13	4,769,000	3,637,850
JPMorgan Chase & Co.:
4.891% 9/1/15 (e)	7,752,000	6,085,320
5.6% 6/1/11	8,793,000	9,266,908
5.75% 1/2/13	6,299,000	6,447,297
6.3% 4/23/19	8,180,000	8,138,356
6.75% 2/1/11	1,067,000	1,119,551
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	851,000	880,825
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,097,000	1,999,132
5.5% 1/15/14 (b)	1,973,000	1,334,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.7% 4/15/17 (b)	$ 4,820,000	$ 2,808,421
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	12,408,000	10,780,194
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(e)	7,067,000	4,628,885
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(e)	14,229,000	9,391,140
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(e)	7,105,000	4,368,936
		191,310,066
Insurance - 4.1%
Allstate Corp.:
5.55% 5/9/35	2,590,000	2,011,788
7.45% 5/16/19	6,430,000	6,716,868
Assurant, Inc.:
5.625% 2/15/14	5,431,000	4,628,874
6.75% 2/15/34	5,586,000	3,671,505
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,587,000	1,374,774
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(e)	4,234,000	3,204,122
Jackson National Life Global Funding 5.375% 5/8/13 (b)	2,137,000	2,030,036
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	1,688,000	941,752
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,694,000	5,268,560
MetLife, Inc.:
5% 6/15/15	3,305,000	3,054,322
6.125% 12/1/11	2,812,000	2,930,995
6.75% 6/1/16	2,610,000	2,655,931
7.717% 2/15/19	3,864,000	4,106,439
Metropolitan Life Global Funding I:
4.625% 8/19/10 (b)	9,374,000	9,470,337
5.125% 4/10/13 (b)	1,588,000	1,567,647
Monumental Global Funding II 5.65% 7/14/11 (b)	4,693,000	4,534,339
Monumental Global Funding III 5.5% 4/22/13 (b)	6,257,000	5,899,788
Pacific Life Global Funding 5.15% 4/15/13 (b)	9,617,000	9,059,858
Prudential Financial, Inc.:
5.15% 1/15/13	6,154,000	5,787,825
5.4% 6/13/35	1,283,000	957,938
5.5% 3/15/16	1,207,000	1,145,466
5.7% 12/14/36	9,253,000	7,524,974
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(e)	9,495,000	5,391,793
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (b)	$ 14,719,000	$ 11,063,993
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	3,550,000	3,712,434
		108,712,358
Real Estate Investment Trusts - 5.8%
AMB Property LP 5.9% 8/15/13	7,331,000	6,554,449
Arden Realty LP 5.2% 9/1/11	3,804,000	3,904,563
AvalonBay Communities, Inc.:
4.95% 3/15/13	1,041,000	959,912
5.5% 1/15/12	6,802,000	6,736,061
6.625% 9/15/11	2,323,000	2,382,717
Brandywine Operating Partnership LP:
4.5% 11/1/09	8,768,000	8,627,107
5.625% 12/15/10	11,588,000	10,568,163
5.75% 4/1/12	5,279,000	4,369,017
BRE Properties, Inc. 5.75% 9/1/09	1,736,000	1,740,713
Camden Property Trust:
5.375% 12/15/13	1,864,000	1,704,181
5.875% 11/30/12	8,404,000	8,017,677
CPG Partners LP 6% 1/15/13	2,890,000	2,846,962
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,559,000	7,592,201
5% 5/3/10	6,368,000	5,729,060
5.25% 4/15/11	6,909,000	5,673,533
5.375% 10/15/12	3,653,000	2,548,914
Duke Realty LP:
4.625% 5/15/13	1,781,000	1,435,564
5.25% 1/15/10	1,288,000	1,278,923
5.4% 8/15/14	1,570,000	1,233,373
5.625% 8/15/11	8,402,000	7,867,070
5.875% 8/15/12	326,000	291,792
Federal Realty Investment Trust:
5.4% 12/1/13	1,174,000	1,024,234
6% 7/15/12	8,332,000	7,546,767
6.2% 1/15/17	1,763,000	1,434,160
Hospitality Properties Trust 5.625% 3/15/17	3,409,000	2,502,942
HRPT Properties Trust:
5.75% 11/1/15	2,528,000	2,007,937
6.25% 6/15/17	3,502,000	2,644,010
6.65% 1/15/18	1,755,000	1,401,984
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP:
5.125% 3/2/15	$ 2,408,000	$ 1,949,635
5.5% 12/15/16	4,222,000	3,259,240
Mack-Cali Realty LP:
5.05% 4/15/10	2,303,000	2,236,545
7.75% 2/15/11	2,772,000	2,687,562
Reckson Operating Partnership LP 5.15% 1/15/11	1,521,000	1,396,305
Simon Property Group LP:
4.6% 6/15/10	3,114,000	3,093,136
4.875% 8/15/10	1,917,000	1,915,085
5% 3/1/12	1,031,000	999,368
5.375% 6/1/11	1,763,000	1,740,880
5.6% 9/1/11	7,721,000	7,652,445
5.75% 5/1/12	3,598,000	3,505,013
7.75% 1/20/11	2,334,000	2,398,962
Tanger Properties LP 6.15% 11/15/15	70,000	56,926
Washington (REIT) 5.95% 6/15/11	10,331,000	9,757,113
		153,272,201
Real Estate Management & Development - 0.7%
ERP Operating LP 5.5% 10/1/12	1,257,000	1,230,935
Post Apartment Homes LP:
5.45% 6/1/12	3,851,000	3,507,291
6.3% 6/1/13	6,809,000	6,123,266
Regency Centers LP:
4.95% 4/15/14	1,736,000	1,397,074
5.25% 8/1/15	6,059,000	4,802,067
5.875% 6/15/17	2,998,000	2,278,480
		19,339,113
Thrifts & Mortgage Finance - 1.7%
Bank of America Corp. 7.375% 5/15/14	4,878,000	5,133,685
Countrywide Financial Corp.:
4.5% 6/15/10	1,361,000	1,346,334
5.8% 6/7/12	12,454,000	12,496,580
Countrywide Home Loans, Inc. 4.125% 9/15/09	10,930,000	10,876,826
Independence Community Bank Corp.:
3.0275% 4/1/14 (e)	11,982,000	8,552,524
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.: - continued
4.9% 9/23/10	$ 4,820,000	$ 4,713,777
World Savings Bank FSB 4.125% 12/15/09	1,581,000	1,597,593
		44,717,319
TOTAL FINANCIALS		1,109,768,793
HEALTH CARE - 2.2%
Biotechnology - 0.3%
Amgen, Inc. 5.85% 6/1/17	8,396,000	8,715,888
Health Care Equipment & Supplies - 0.3%
Hospira, Inc. 6.4% 5/15/15	8,211,000	8,345,291
Health Care Providers & Services - 0.5%
Coventry Health Care, Inc.:
5.95% 3/15/17	4,964,000	3,772,739
6.3% 8/15/14	10,281,000	8,665,639
UnitedHealth Group, Inc. 4.875% 3/15/15	1,639,000	1,467,448
		13,905,826
Pharmaceuticals - 1.1%
Eli Lilly & Co. 4.2% 3/6/14	15,551,000	15,977,129
Novartis Capital Corp. 4.125% 2/10/14	8,325,000	8,523,127
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,722,000	2,766,121
		27,266,377
TOTAL HEALTH CARE		58,233,382
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	7,500,000	7,547,730
6.4% 12/15/11 (b)	2,323,000	2,446,047
		9,993,777
Airlines - 2.3%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	1,123,319	1,067,153
7.024% 4/15/11	8,037,000	7,916,445
7.858% 4/1/13	15,434,000	14,122,110
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.:
6.648% 3/15/19	$ 8,753,390	$ 7,002,712
6.795% 2/2/20	660,082	481,860
6.82% 5/1/18	629,254	484,525
6.9% 7/2/19	2,468,441	2,024,122
7.056% 3/15/11	4,995,000	4,920,075
7.461% 10/1/16	3,054,063	2,290,547
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	1,073,644	858,915
7.57% 11/18/10	9,592,000	9,160,360
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,444,351	4,768,820
8.36% 7/20/20	4,387,746	3,510,197
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	1,607,890	1,189,838
6.071% 9/1/14	138,542	137,157
6.201% 3/1/10	88,469	87,585
6.602% 9/1/13	250,974	245,955
		60,268,376
Building Products - 0.1%
Masco Corp. 1.6313% 3/12/10 (e)	3,092,000	2,959,768
Industrial Conglomerates - 0.9%
Covidien International Finance SA:
5.15% 10/15/10	7,180,000	7,396,341
5.45% 10/15/12	1,757,000	1,870,309
6% 10/15/17	8,321,000	8,780,644
General Electric Co. 5.25% 12/6/17	5,993,000	5,936,013
		23,983,307
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (b)	1,736,000	1,653,731
TOTAL INDUSTRIALS		98,858,959
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Nokia Corp. 5.375% 5/15/19	2,456,000	2,438,128
Electronic Equipment & Components - 0.9%
Tyco Electronics Group SA:
5.95% 1/15/14	8,379,000	7,508,858
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 11,015,000	$ 10,766,380
6.55% 10/1/17	6,704,000	5,945,979
		24,221,217
Office Electronics - 0.5%
Xerox Corp.:
5.5% 5/15/12	4,550,000	4,473,178
8.25% 5/15/14	7,435,000	7,546,220
		12,019,398
Semiconductors & Semiconductor Equipment - 0.6%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	12,848,000	12,403,806
National Semiconductor Corp. 6.15% 6/15/12	4,214,000	4,045,322
		16,449,128
TOTAL INFORMATION TECHNOLOGY		55,127,871
MATERIALS - 4.0%
Chemicals - 1.2%
Dow Chemical Co. 7.6% 5/15/14	27,919,000	28,259,723
E.I. du Pont de Nemours & Co. 5% 1/15/13	1,340,000	1,412,072
Lubrizol Corp. 8.875% 2/1/19	2,636,000	2,906,280
		32,578,075
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	5,207,000	4,374,104
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	4,868,000	4,892,028
6.4% 1/15/18	4,968,000	4,356,459
		9,248,487
Metals & Mining - 2.2%
Anglo American Capital PLC 9.375% 4/8/14 (b)	19,430,000	20,539,842
ArcelorMittal SA 9.85% 6/1/19	8,900,000	9,140,193
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	5,611,000	5,901,515
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	5,686,000	6,107,048
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	6,666,000	6,563,470
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
8.95% 5/1/14	$ 2,908,000	$ 3,125,257
Vale Overseas Ltd. 6.25% 1/23/17	6,596,000	6,668,305
		58,045,630
TOTAL MATERIALS		104,246,296
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 5.6%
AT&T Broadband Corp. 8.375% 3/15/13	7,343,000	8,179,287
AT&T, Inc.:
5.8% 2/15/19	6,800,000	6,978,364
6.7% 11/15/13	3,335,000	3,666,142
British Telecommunications PLC 8.625% 12/15/10	7,718,000	8,190,913
Deutsche Telekom International Financial BV:
5.25% 7/22/13	6,956,000	7,129,900
6.75% 8/20/18	10,311,000	10,988,536
SBC Communications, Inc.:
5.1% 9/15/14	6,161,000	6,383,086
5.875% 2/1/12	7,764,000	8,222,557
5.875% 8/15/12	2,777,000	2,963,753
Sprint Capital Corp. 7.625% 1/30/11	10,805,000	10,669,938
Telecom Italia Capital SA 4.95% 9/30/14	9,112,000	8,649,566
Telefonica Emisiones SAU:
1.3463% 2/4/13 (e)	6,828,000	6,434,523
6.421% 6/20/16	3,299,000	3,490,784
Telefonos de Mexico SA de CV 4.75% 1/27/10	16,119,000	16,393,023
Verizon Communications, Inc. 6.35% 4/1/19	20,731,000	21,784,757
Verizon Global Funding Corp. 7.25% 12/1/10	7,786,000	8,333,146
Verizon New England, Inc. 6.5% 9/15/11	2,531,000	2,708,552
Verizon New York, Inc. 6.875% 4/1/12	7,540,000	7,922,429
		149,089,256
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV 5.625% 11/15/17	5,138,000	4,972,921
Verizon Wireless Capital LLC:
5.55% 2/1/14 (b)	6,743,000	7,130,723
8.5% 11/15/18 (b)	9,999,000	12,131,087
Vodafone Group PLC:
5% 12/16/13	6,523,000	6,838,485
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5.5% 6/15/11	$ 7,842,000	$ 8,308,230
7.75% 2/15/10	5,248,000	5,438,345
		44,819,791
TOTAL TELECOMMUNICATION SERVICES		193,909,047
UTILITIES - 11.0%
Electric Utilities - 5.9%
AmerenUE 6.4% 6/15/17	8,487,000	8,504,144
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	11,683,000	11,832,426
8.875% 11/15/18	2,641,000	3,044,862
Commonwealth Edison Co. 5.4% 12/15/11	4,949,000	5,122,363
Duke Energy Carolinas LLC 7% 11/15/18	1,776,000	2,038,404
EDP Finance BV:
5.375% 11/2/12 (b)	5,663,000	5,790,078
6% 2/2/18 (b)	10,414,000	10,297,561
Enel Finance International SA 5.7% 1/15/13 (b)	2,370,000	2,441,652
Exelon Corp.:
4.9% 6/15/15	10,236,000	9,184,558
6.75% 5/1/11	1,888,000	1,967,217
FirstEnergy Corp. 6.45% 11/15/11	5,606,000	5,865,619
FPL Group Capital, Inc. 7.875% 12/15/15	4,394,000	5,046,584
Illinois Power Co. 6.125% 11/15/17	1,172,000	1,127,757
Jersey Central Power & Light Co. 7.35% 2/1/19	5,007,000	5,265,276
Nevada Power Co. 6.5% 8/1/18	4,462,000	4,396,025
Oncor Electric Delivery Co. 6.375% 5/1/12	7,760,000	7,975,961
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	10,277,000	10,476,929
Pennsylvania Electric Co. 6.05% 9/1/17	2,172,000	2,054,886
Pepco Holdings, Inc.:
4% 5/15/10	6,337,000	6,334,959
6.45% 8/15/12	10,597,000	10,948,757
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	16,932,000	11,683,080
Progress Energy, Inc. 7.1% 3/1/11	9,615,000	10,290,906
Sierra Pacific Power Co. 5.45% 9/1/13	4,430,000	4,433,247
West Penn Power Co. 5.95% 12/15/17 (b)	889,000	794,646
Wisconsin Electric Power Co. 6.25% 12/1/15	8,556,000	9,037,583
		155,955,480
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.6%
EQT Corp. 8.125% 6/1/19	$ 4,576,000	$ 4,720,464
Southern Natural Gas Co. 5.9% 4/1/17 (b)	1,255,000	1,167,944
Texas Eastern Transmission Corp. 7.3% 12/1/10	8,807,000	9,165,507
		15,053,915
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc. 7% 4/1/12	18,309,000	18,573,620
Duke Capital LLC 5.668% 8/15/14	5,839,000	5,699,133
Exelon Generation Co. LLC 5.35% 1/15/14	4,338,000	4,170,098
		28,442,851
Multi-Utilities - 3.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	5,079,000	4,292,045
Dominion Resources, Inc.:
4.75% 12/15/10	11,169,000	11,462,544
6.3% 9/30/66 (e)	11,338,000	6,831,145
7.5% 6/30/66 (e)	14,461,000	10,014,243
DTE Energy Co.:
7.05% 6/1/11	2,795,000	2,906,082
7.625% 5/15/14	1,085,000	1,120,749
KeySpan Corp. 7.625% 11/15/10	1,404,000	1,482,430
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	6,726,000	7,023,626
National Grid PLC 6.3% 8/1/16	4,195,000	4,238,548
NiSource Finance Corp.:
5.25% 9/15/17	2,395,000	1,989,572
5.4% 7/15/14	3,828,000	3,396,462
5.45% 9/15/20	806,000	636,182
6.4% 3/15/18	4,395,000	3,838,362
7.875% 11/15/10	2,901,000	2,952,168
10.75% 3/15/16	14,387,000	15,675,658
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	17,533,000	12,623,760
WPS Resources Corp. 6.11% 12/1/66 (e)	2,091,000	1,275,510
		91,759,086
TOTAL UTILITIES		291,211,332
TOTAL NONCONVERTIBLE BONDS (Cost $2,598,148,492)		2,528,477,816
U.S. Treasury Obligations - 3.3%
	Principal Amount	Value
U.S. Treasury Notes:
2.25% 5/31/14 (c)	$ 42,143,000	$ 41,886,418
3.125% 5/15/19 (c)	47,758,000	46,335,184
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,216,169)		88,221,602
Municipal Securities - 0.2%

California Gen. Oblig. 7.5% 4/1/34	3,985,000	3,858,237
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	1,206,000	1,334,053
TOTAL MUNICIPAL SECURITIES (Cost $5,220,182)		5,192,290
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 7.125% 1/11/12 (Cost $8,581,929)	8,648,000	9,503,287
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $683,146)	686,000	662,697
Bank Notes - 1.0%

National City Bank, Cleveland 1.3613% 3/1/13 (e)	2,974,000	2,527,900
Wachovia Bank NA 6% 11/15/17	25,786,000	24,218,134
TOTAL BANK NOTES (Cost $24,982,832)		26,746,034
Preferred Securities - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
ING Groep NV 5.775% (e)	2,989,000	1,696,574
MUFG Capital Finance 1 Ltd. 6.346% (e)	8,045,000	7,161,887
TOTAL PREFERRED SECURITIES (Cost $10,879,037)		8,858,461
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $11,333,000)	11,333,162	$ 11,333,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,749,044,787)		2,678,995,187
NET OTHER ASSETS - (1.2)%		(32,499,645)
NET ASSETS - 100%		$ 2,646,495,542
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 18,500,000	800,425
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (d)	Sept. 2010	29,000,000	(468,356)
TOTAL CREDIT DEFAULT SWAPS		$ 47,500,000	$ 332,069
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.2376% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2014	80,000,000	(1,587,664)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 2.2546% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2014	$ 20,000,000	$ (385,134)
Receive semi-annually a fixed rate equal to 2.43% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2014	75,000,000	(383,453)
TOTAL INTEREST RATE SWAPS		$ 175,000,000	$ (2,356,251)
		$ 222,500,000	$ (2,024,182)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $405,495,366 or 15.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,333,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 499,881
Bank of America, NA	962,294
Barclays Capital, Inc.	1,603,823
Credit Suisse Securities (USA) LLC	79,201
Deutsche Bank Securities, Inc.	1,772,509
HSBC Securities (USA), Inc.	1,603,823
ING Financial Markets LLC	534,608
J.P. Morgan Securities, Inc.	3,742,253
Mizuho Securities USA, Inc.	267,304
Societe Generale, New York Branch	267,304
$ 11,333,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,678,995,187	$ -	$ 2,678,995,187	$ -
Other Financial Instruments*	$ (2,024,182)	$ -	$ (2,024,182)	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,734,284,476. Net unrealized depreciation aggregated $55,289,289, of which $91,112,495 related to appreciated investment securities and $146,401,784 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $29,000,000 representing 1.09% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® 1-3 Year Duration
Securitized Bond Central Fund

May 31, 2009

1.850076.102

13CEN-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.6%
	Principal Amount	Value
FINANCIALS - 0.6%
Insurance - 0.6%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.97% 6/30/12 (b)(c)
(Cost $4,000,000)	$ 4,000,000	$ 3,560,000
Asset-Backed Securities - 46.6%

ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1:
Class M1, 0.8088% 2/25/34 (c)	562,903	499,537
Class M2, 1.4088% 2/25/34 (c)	2,525,000	841,187
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.7963% 10/20/14 (c)	900,000	45,000
American Express Credit Account Master Trust Series 2004-C Class C, 0.8444% 2/15/12 (b)(c)	252,165	248,753
AmeriCredit Automobile Receivables Trust Series 2006-1 Class B1, 5.2% 3/6/11	995,502	976,908
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,398,029	2,335,380
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 0.3588% 10/25/36 (c)	100,517	99,748
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M1, 0.7388% 4/25/34 (c)	4,700,258	3,641,342
Series 2005-R10 Class A2B, 0.5288% 12/25/35 (c)	1,024,119	740,564
Argent Securities, Inc. pass-thru certificates:
Series 2004-W5 Class M1, 0.9088% 4/25/34 (c)	360,000	185,880
Series 2004-W7:
Class M1, 0.8588% 5/25/34 (c)	4,965,000	1,836,054
Class M2, 0.9088% 5/25/34 (c)	4,035,000	2,269,652
Asset Backed Funding Corp. Series 2006-OPT2:
Class M5, 0.7088% 10/25/36 (c)	3,500,000	61,600
Class M7, 1.0888% 10/25/36 (c)	1,490,000	26,748
Class M9. 2.2088% 10/25/36 (c)	163,131	1,797
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.7288% 12/25/34 (c)	1,736,229	924,760
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2 Class M1, 0.6788% 3/25/36 (c)	1,370,000	43,247
Series 2006-HE6 Class M7, 1.1088% 11/25/36 (c)	291,710	4,504
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(c)	10,000,000	1
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 0.8088% 6/25/35 (c)	$ 1,235,000	$ 596,959
Series 2007-HE3 Class 1A1, 0.4288% 4/25/37 (c)	1,081,817	845,914
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.425% 9/17/11 (b)(c)	1,950,000	1,893,750
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,000,000	8,800,000
C-BASS Trust Series 2006-CB7 Class A2, 0.3688% 10/25/36 (c)	1,217,213	1,069,696
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	3,760,000	3,769,112
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	10,512,698
Class C, 5.31% 6/15/12	8,550,000	6,724,619
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	2,256,711
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	447,000
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,242,900
Series 2006-C Class A3A, 5.07% 7/15/11	453,084	450,376
Series 2007-B Class A3A, 5.03% 4/15/12	5,105,877	5,032,432
Carrington Mortgage Loan Trust Series 2006-NC4 Class M1, 0.6088% 10/25/36 (c)	1,170,000	51,232
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (b)	4,072,960	3,163,810
CIT Equipment Collateral Trust Series 2006-VT2:
Class A3, 5.07% 2/20/10	457,924	458,426
Class D, 5.46% 4/20/14	304,149	167,282
Citigroup Mortgage Loan Trust:
Series 2006-NC2 Class A2A, 0.3488% 9/25/36 (c)	30,098	29,868
Series 2006-WF2 Class A2B, 5.735% 5/25/36	119,719	118,689
CNH Equipment Trust Series 2007-A Class A3, 4.98% 10/15/10	68,107	68,223
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.4288% 1/25/37 (c)	55,570	52,850
Series 2007-11 Class 2A1, 0.3688% 6/25/47 (c)	924,857	853,763
Series 2007-4 Class A1A, 0.4288% 9/25/37 (c)	5,499,027	5,121,237
Series 2007-BC2 Class 2A1, 0.3988% 6/25/37 (c)	803,659	668,067
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 0.8088% 5/25/34 (c)	5,275,000	2,956,389
Series 2004-3 Class M1, 0.8088% 6/25/34 (c)	1,500,000	926,037
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (b)	1,273,270	1,263,424
Series 2007-B Class A3, 5.47% 11/15/11 (b)	2,234,999	2,173,361
Asset-Backed Securities - continued
	Principal Amount	Value
CPS Auto Receivables Trust: - continued
Series 2007-C Class A3, 5.45% 5/15/12 (b)	$ 1,819,988	$ 1,748,795
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 0.4688% 11/25/36 (c)	8,231,000	1,893,130
Class M1, 0.5688% 11/25/36 (c)	5,480,000	86,502
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1338% 3/25/34 (c)	52,914	22,067
Series 2006-FF12 Class A2, 0.3488% 9/25/36 (c)	414,188	391,654
Series 2006-FF5 Class 2A2, 0.4188% 4/25/36 (c)	835,118	800,243
Series 2007-FF2 Class A2C, 0.4588% 3/25/37 (c)	5,525,000	1,519,375
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	2,000,000	1,600,000
Fosse Master Issuer PLC Series 2007-1A Class C2, 1.6569% 10/18/54 (b)(c)	1,680,000	1,307,410
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	375,000	286,092
Class C, 5.41% 7/21/14	3,340,000	1,694,411
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,617,982
Class C, 5.43% 2/16/15	3,215,000	1,607,500
Fremont Home Loan Trust:
Series 2005-A Class M1, 0.7388% 1/25/35 (c)	1,839,834	1,735,879
Series 2006-3 Class 2A1, 0.3788% 2/25/37 (c)	5,238	5,208
Series 2006-D Class M1, 0.5388% 11/25/36 (c)	1,695,000	26,923
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (b)(c)	2,810,000	2,059,205
GE Business Loan Trust Series 2006-2A:
Class A, 0.5244% 11/15/34 (b)(c)	5,962,344	3,040,795
Class B, 0.6244% 11/15/34 (b)(c)	2,155,381	495,738
Class C, 0.7244% 11/15/34 (b)(c)	3,579,158	536,874
Class D, 1.0944% 11/15/34 (b)(c)	1,360,798	149,688
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4944% 9/15/17 (c)	2,765,000	2,099,749
Goal Capital Funding Trust Series 2007-1 Class C1, 1.6222% 6/25/42 (c)	3,865,000	2,705,500
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	729,500	621,175
Class C, 5.74% 12/15/14	2,209,004	1,767,203
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9588% 6/25/34 (c)	2,775,000	946,260
Series 2004-FM2 Class M1, 1.0588% 1/25/34 (c)	2,252,077	1,148,923
Series 2007-HE1 Class M1, 0.5588% 3/25/47 (c)	975,000	35,978
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6288% 8/25/33 (c)	$ 2,780,054	$ 1,352,643
Series 2003-4 Class M1, 1.5088% 10/25/33 (c)	7,378,646	4,279,615
Series 2006-1 Class 2A3, 0.5338% 4/25/36 (c)	3,984,399	2,765,716
Series 2006-7 Class M4, 0.6888% 1/25/37 (c)	573,819	2,496
Series 2006-8 Class 2A1, 0.3588% 3/25/37 (c)	130,300	118,729
Home Equity Loan Trust Series 2007-FRE1 Class M1, 0.8088% 4/25/37 (c)	7,165,000	307,379
HSBC Home Equity Loan Trust Series 2006-3 Class A1V, 0.3963% 3/20/36 (c)	505,055	489,150
HSI Asset Securitization Corp. Trust:
Series 2006-HE1 Class 2A3, 0.4688% 10/25/36 (c)	2,445,000	709,050
Series 2007-HE1 Class 2A3, 0.4988% 1/25/37 (c)	1,485,000	365,310
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	830,881	844,152
Class C, 5.34% 11/15/12	1,076,514	1,078,191
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 0.4488% 1/25/35 (c)	1,645,000	609,237
Class M1, 0.5288% 5/25/36 (c)	765,000	55,932
Series 2006-NC2 Class M2, 0.6088% 7/25/36 (c)	1,070,000	21,920
Series 2007-CH1:
Class AV4, 0.4388% 11/25/36 (c)	1,450,000	578,074
Class MV1, 0.5388% 11/25/36 (c)	1,180,000	109,583
Series 2007-CH3 Class M1, 0.6088% 3/25/37 (c)	3,000,000	99,000
Keycorp Student Loan Trust Series 2006-A Class 2C, 2.3775% 3/27/42 (c)	11,300,000	1,809,763
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	8,624,959
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M1, 0.8388% 6/25/34 (c)	5,225,000	2,545,541
Series 2005-WL1 Class M2, 0.8588% 6/25/35 (c)	2,340,000	1,254,522
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (c)	174,473	169,409
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5688% 10/25/36 (c)	500,000	13,942
Series 2006-HE5 Class M1, 0.5388% 11/25/36 (c)	9,900,000	165,182
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0588% 7/25/34 (c)	1,182,574	533,830
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	2,491,122	2,296,766
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9588% 7/25/34 (c)	4,494,298	2,483,344
Series 2006-FM1 Class A2B, 0.4188% 4/25/37 (c)	2,864,150	2,194,359
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-MLN1 Class A2A, 0.3788% 7/25/37 (c)	$ 526,179	$ 498,590
Series 2006-OPT1 Class A1A, 0.5688% 6/25/35 (c)	9,304,719	4,319,427
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 1.9588% 12/27/32 (c)	1,395,019	883,989
Series 2003-NC8 Class M1, 1.3588% 9/25/33 (c)	3,191,092	1,735,805
Series 2006-HE6 Class A2A, 0.3488% 9/25/36 (c)	1,521,586	1,454,687
Series 2006-NC5 Class A2C, 0.4588% 10/25/36 (c)	1,285,000	372,650
Series 2007-HE2:
Class A2A, 0.3488% 1/25/37 (c)	124,950	96,878
Class M1, 0.5588% 1/25/37 (c)	1,375,000	24,475
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (c)	122,367	78,099
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (c)	69,243	51,925
Morgan Stanley Dean Witter Capital I Trust:
Series 2002-NC1 Class M1, 1.5088% 2/25/32 (b)(c)	3,026,856	1,738,270
Series 2002-NC3 Class M1, 1.3888% 8/25/32 (c)	1,703,307	841,288
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.4088% 4/25/37 (c)	1,371,319	1,020,996
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3588% 11/25/36 (c)	129,775	121,663
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(c)(d)	22,795,000	2,051,550
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (d)	16,950,000	958,743
Series 2006-1 Class AIO, 5.5% 4/25/11 (d)	2,440,000	170,800
Series 2006-2 Class AIO, 6% 8/25/11 (d)	1,210,000	121,000
Series 2006-3 Class AIO, 7.1% 1/25/12 (d)	1,945,000	285,020
Series 2006-4:
Class AIO, 6.35% 2/27/12 (d)	6,185,000	848,211
Class D, 1.4088% 5/25/32 (c)	8,700,000	207,982
Series 2007-1 Class AIO, 7.27% 4/25/12 (d)	8,315,000	1,285,000
Series 2007-2 Class AIO, 6.7% 7/25/12 (d)	7,070,000	1,155,662
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7788% 2/25/36 (c)	2,775,000	168,950
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	296,554	174,008
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3788% 1/25/37 (c)	155,370	146,598
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3988% 5/25/37 (c)	303,708	279,392
Series 2007-6 Class 2A1, 0.3688% 7/25/37 (c)	396,592	365,846
Ownit Mortgage Loan Trust:
Series 2006-6 Class A2A, 0.3688% 9/25/37 (c)	384,179	381,028
Asset-Backed Securities - continued
	Principal Amount	Value
Ownit Mortgage Loan Trust: - continued
Series 2006-7 Class A2C, 0.4688% 10/25/37 (c)	$ 1,975,000	$ 529,300
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 0.8288% 1/25/35 (c)	9,300,000	4,993,572
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 0.3788% 9/25/36 (c)	374,928	370,719
Providian Master Note Trust Series 2006-C1A Class C1, 0.8944% 3/16/15 (b)(c)	6,560,000	5,846,384
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (b)	2,775,000	1,545,242
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 0.4288% 10/25/36 (c)	2,455,000	1,749,863
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0288% 1/25/36 (c)	500,000	6,347
Series 2006-FR4 Class A2A, 0.3888% 8/25/36 (c)	492,799	268,795
Series 2007-NC1 Class A2A, 0.3588% 12/25/36 (c)	322,547	260,460
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4663% 3/20/19 (b)(c)	1,221,616	855,253
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	3,435,088	34,351
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3988% 6/25/37 (c)	1,784,465	1,315,765
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 0.6244% 9/15/11 (c)	4,825,000	3,667,000
Series 2007-AE1:
Class A, 0.4444% 1/15/12 (c)	1,570,000	1,479,916
Class B, 0.6444% 1/15/12 (c)	1,060,000	805,600
Class C, 0.9444% 1/15/12 (c)	1,330,000	638,400
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (b)	8,103,284	6,873,854
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4444% 6/15/12 (c)	3,570,000	3,231,844
Class B, 0.5644% 6/15/12 (c)	2,220,000	1,110,000
Class C, 0.8444% 6/15/12 (c)	1,330,000	662,091
Series 2007-2 Class A, 0.9944% 10/15/12 (c)	15,000,000	13,350,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.9725% 4/6/42 (b)(c)	5,720,000	129,272
Triad Auto Receivables Owner Trust Series 2007-A Class A3, 5.28% 2/13/12	12,664,508	12,553,108
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 0.4944% 10/17/11 (c)	4,060,000	3,938,200
Class C, 0.6944% 10/17/11 (c)	3,815,000	3,624,250
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (b)	$ 5,252,000	$ 5,094,440
Series 2006-2A:
Class B, 5.29% 6/20/12 (b)	2,140,000	2,188,487
Class D, 5.54% 12/20/12 (b)	3,050,000	1,892,495
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8444% 8/15/15 (b)(c)	8,000,000	6,776,091
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	675,000	700,625
Series 2007-C1 Class C1, 0.7444% 5/15/14 (b)(c)	5,370,000	5,013,086
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 0.3988% 4/25/37 (c)	1,176,593	972,801
WFS Financial Owner Trust Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,933,701
TOTAL ASSET-BACKED SECURITIES (Cost $456,742,214)		274,575,384
Collateralized Mortgage Obligations - 25.9%

Private Sponsor - 25.9%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.2444% 2/17/52 (b)(c)	1,415,000	1,061,250
Series 2006-2A:
Class 2B, 0.9744% 2/17/52 (b)(c)	2,890,000	2,739,373
Class 2M, 1.0544% 2/17/52 (b)(c)	1,965,000	1,802,671
Banc of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 5.2036% 12/25/33 (c)	366,425	320,223
Class 2A1, 5.2238% 12/25/33 (c)	6,410,403	5,554,229
Series 2003-L Class 2A1, 5.2897% 1/25/34 (c)	9,805,985	8,563,748
Series 2004-1 Class 2A2, 4.6694% 10/25/34 (c)	6,850,247	5,764,833
Series 2004-A:
Class 2A1, 5.4582% 2/25/34 (c)	494,583	428,425
Class 2A2, 5.4582% 2/25/34 (c)	2,134,969	1,849,385
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (c)	570,154	482,534
Class 2A2, 4.6035% 3/25/34 (c)	6,073,250	5,154,836
Series 2004-C Class 1A1, 4.131% 4/25/34 (c)	478,114	404,060
Series 2004-D:
Class 1A1, 4.2419% 5/25/34 (c)	1,627,799	1,421,752
Class 2A2, 3.9318% 5/25/34 (c)	14,851,615	12,563,370
Series 2004-G Class 2A7, 4.5172% 8/25/34 (c)	12,408,044	10,363,801
Series 2004-H Class 2A1, 4.4753% 9/25/34 (c)	12,023,733	9,720,499
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-J Class 2A4, 5.0887% 11/25/35 (c)	$ 7,646,000	$ 5,766,238
Bear Stearns ALT-A Trust floater:
Series 2005-1 Class A1, 0.5888% 1/25/35 (c)	140,645	71,481
Series 2005-2 Class 1A1, 0.5588% 3/25/35 (c)	196,721	100,002
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6037% 10/12/41 (b)(c)(d)	25,396,719	357,441
Citigroup Mortgage Loan Trust floater Series 2006-FX1 Class A2, 0.5088% 10/25/36 (c)	5,758,000	4,977,322
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.385% 6/20/35 (c)	1,440,000	545,392
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 0.7088% 3/25/35 (c)	308,299	151,082
Series 2005-10 Class 5A2, 0.6288% 1/25/36 (c)	325,994	150,966
Series 2005-8 Class 7A2, 0.5888% 11/25/35 (c)	140,219	76,203
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR6 Class 9A2, 1.0488% 10/25/34 (c)	273,628	156,821
Series 2005-6 Class 1A2, 0.5788% 7/25/35 (c)	3,819,637	3,318,768
Series 2007-AR7 Class 2A1, 4.6058% 11/25/34 (c)	1,002,767	785,004
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.2669% 10/18/54 (b)(c)	3,315,000	2,616,530
Class C2, 1.5769% 10/18/54 (b)(c)	1,110,000	519,258
Class M2, 1.3569% 10/18/54 (b)(c)	1,900,000	1,245,640
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.255% 11/20/56 (b)(c)	2,270,000	1,127,743
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8663% 12/20/54 (c)	1,073,514	64,411
Series 2006-1A Class C2, 0.9163% 12/20/54 (b)(c)	2,685,000	161,100
Series 2006-2 Class C1, 0.7863% 12/20/54 (c)	240,000	16,800
Series 2006-4:
Class B1, 0.4063% 12/20/54 (c)	3,540,000	601,800
Class C1, 0.6963% 12/20/54 (c)	2,165,000	129,900
Class M1, 0.4863% 12/20/54 (c)	930,000	102,300
Series 2007-1:
Class 1C1, 0.6163% 12/20/54 (c)	1,975,000	138,250
Class 1M1, 0.4663% 12/20/54 (c)	1,490,000	149,000
Class 2C1, 0.7463% 12/20/54 (c)	880,000	61,600
Class 2M1, 0.5663% 12/20/54 (c)	1,915,000	191,500
Series 2007-2 Class 2C1, 0.765% 12/17/54 (c)	2,645,000	158,700
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (c)	$ 1,107,066	$ 749,458
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.5213% 7/15/40 (b)(c)	720,000	608,256
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 0.5788% 3/25/35 (c)	20,464	12,056
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5388% 10/25/36 (c)	2,860,000	46,286
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4788% 2/25/37 (c)	2,068,268	911,282
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.5144% 6/15/22 (b)(c)	230,000	115,000
Class C, 0.5344% 6/15/22 (b)(c)	1,495,000	672,750
Class D, 0.5444% 6/15/22 (b)(c)	575,000	172,500
Class E, 0.5544% 6/15/22 (b)(c)	920,000	230,000
Class F, 0.5844% 6/15/22 (b)(c)	690,000	151,800
Class G, 0.6544% 6/15/22 (b)(c)	345,000	69,000
Class H, 0.6744% 6/15/22 (b)(c)	690,000	103,500
Class J, 0.7144% 6/15/22 (b)(c)	805,000	80,500
Merrill Lynch Mortgage Investors Trust floater Series 2003-E Class A2, 2.0813% 10/25/28 (c)	115,237	75,381
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6088% 3/25/37 (c)	2,880,000	121,824
Permanent Financing No. 8 PLC floater Class 3C, 1.8125% 6/10/42 (c)	1,050,000	795,432
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 1.2113% 10/15/33 (c)	10,110,000	8,110,444
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.7319% 7/10/35 (b)(c)	7,270,802	3,437,635
Class B6, 3.2319% 7/10/35 (b)(c)	3,170,534	1,409,302
Series 2003-CB1:
Class B3, 1.8319% 6/10/35 (b)(c)	2,914,462	1,500,074
Class B4, 2.0319% 6/10/35 (b)(c)	2,604,008	1,237,164
Class B5, 2.6319% 6/10/35 (b)(c)	1,777,188	828,525
Class B6, 3.1319% 6/10/35 (b)(c)	1,054,909	492,748
Series 2004-B:
Class B4, 1.4819% 2/10/36 (b)(c)	1,486,708	449,729
Class B5, 1.9319% 2/10/36 (b)(c)	1,006,387	268,202
Class B6, 2.3819% 2/10/36 (b)(c)	365,959	86,403
Series 2004-C:
Class B4, 1.3319% 9/10/36 (b)(c)	1,854,246	521,600
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B5, 1.7319% 9/10/36 (b)(c)	$ 2,039,671	$ 505,430
Class B6, 2.1319% 9/10/36 (b)(c)	278,137	61,218
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.4088% 9/25/46 (c)	1,881,392	1,452,110
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	6,595,004	6,020,002
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,364,211	1,181,747
Series 2004-SL3 Class A1, 7% 8/25/16	768,210	645,356
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7588% 6/25/33 (b)(c)	1,100,093	724,170
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (c)	102,411	60,921
Series 2004-4 Class A, 4.4388% 5/20/34 (c)	98,679	67,540
Series 2004-5 Class A3, 1.5925% 6/20/34 (c)	113,979	74,021
Series 2004-6 Class A3A, 2.1613% 7/20/34 (c)	99,460	63,447
Series 2004-7 Class A3A, 1.9138% 8/20/34 (c)	93,072	55,467
Series 2005-1 Class A2, 1.7513% 2/20/35 (c)	103,924	66,421
WaMu Mortgage pass-thru certificates sequential payer Series 2004-RA2 Class 2A, 7% 7/25/33	2,640,283	2,324,835
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 4.5983% 9/25/34 (c)	4,118,512	3,584,444
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	21,615,148	18,192,842
Series 2005-AR4 Class 2A2, 4.5359% 4/25/35 (c)	3,157,977	2,680,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,560,203)		152,953,428
Commercial Mortgage Securities - 19.3%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (c)	2,618,512	2,616,288
Series 2006-5 Class A1, 5.185% 7/10/11	664,823	661,916
Series 2007-2 Class A1, 5.421% 4/10/49	1,666,145	1,675,848
Series 2006-5 Class XP, 0.832% 9/10/47 (d)	25,399,673	477,862
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	137,157	136,955
Series 2006-1 Class A1, 5.219% 9/10/45 (c)	6,123,978	6,114,766
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2002-2 Class XP, 1.7938% 7/11/43 (b)(c)(d)	$ 7,960,055	$ 85,788
Series 2003-2 Class XP, 0.4556% 3/11/41 (b)(c)(d)	110,123,014	466,878
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.6544% 10/15/19 (b)(c)	820,000	328,000
Class G, 0.6744% 10/15/19 (b)(c)	870,000	304,500
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 0.6688% 4/25/34 (b)(c)	2,124,370	1,380,840
Class B, 2.2088% 4/25/34 (b)(c)	245,120	71,085
Class M1, 0.8688% 4/25/34 (b)(c)	190,649	101,997
Class M2, 1.5088% 4/25/34 (b)(c)	190,649	83,885
Series 2004-2 Class A, 0.7388% 8/25/34 (b)(c)	1,847,005	1,385,253
Series 2004-3:
Class A1, 0.6788% 1/25/35 (b)(c)	4,312,214	2,802,939
Class A2, 0.7288% 1/25/35 (b)(c)	613,453	368,072
Class M1, 0.8088% 1/25/35 (b)(c)	739,752	414,261
Series 2005-2A Class A1, 0.6188% 8/25/35 (b)(c)	1,590,384	878,210
Series 2005-3A Class A2, 0.7088% 11/25/35 (b)(c)	580,330	304,673
Series 2006-4A:
Class A1, 0.5388% 12/25/36 (b)(c)	918,669	514,914
Class A2, 0.5788% 12/25/36 (b)(c)	4,407,333	1,841,384
Class B1, 1.0088% 12/25/36 (b)(c)	136,661	29,355
Class B2, 1.5588% 12/25/36 (b)(c)	129,069	25,117
Class B3, 2.7588% 12/25/36 (b)(c)	235,976	41,201
Class M1, 0.5988% 12/25/36 (b)(c)	299,896	95,457
Class M2, 0.6188% 12/25/36 (b)(c)	189,808	56,715
Class M3, 0.6488% 12/25/36 (b)(c)	192,845	54,710
Class M4, 0.7088% 12/25/36 (b)(c)	231,565	62,546
Class M5, 0.7488% 12/25/36 (b)(c)	212,585	54,230
Class M6, 0.8288% 12/25/36 (b)(c)	189,808	44,946
Series 2007-1:
Class A2, 0.5788% 3/25/37 (b)(c)	831,686	395,051
Class B1, 0.9788% 3/25/37 (b)(c)	265,347	70,317
Class B2, 1.4588% 3/25/37 (b)(c)	190,100	45,624
Class B3, 3.6588% 3/25/37 (b)(c)	546,537	90,179
Class M1, 0.5788% 3/25/37 (b)(c)	221,783	103,129
Class M2, 0.5988% 3/25/37 (b)(c)	166,337	72,357
Class M3, 0.6288% 3/25/37 (b)(c)	150,496	62,456
Class M4, 0.6788% 3/25/37 (b)(c)	110,891	43,248
Class M5, 0.7288% 3/25/37 (b)(c)	186,139	67,941
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M6, 0.8088% 3/25/37 (b)(c)	$ 261,387	$ 82,337
Series 2007-2A:
Class A1, 0.5788% 7/25/37 (b)(c)	704,487	390,991
Class A2, 0.6288% 7/25/37 (b)(c)	660,731	346,884
Class B1, 1.9088% 7/25/37 (b)(c)	196,906	47,258
Class B2, 2.5588% 7/25/37 (b)(c)	170,652	36,690
Class B3, 3.6588% 7/25/37 (b)(c)	188,155	38,572
Class M1, 0.6788% 7/25/37 (b)(c)	223,161	103,770
Class M2, 0.7188% 7/25/37 (b)(c)	113,768	50,058
Class M3, 0.7988% 7/25/37 (b)(c)	113,768	47,214
Class M4, 0.9588% 7/25/37 (b)(c)	245,039	83,313
Class M5, 1.0588% 7/25/37 (b)(c)	214,409	67,539
Class M6, 1.3088% 7/25/37 (b)(c)	271,293	78,675
Series 2007-3:
Class B1, 1.2588% 7/25/37 (b)(c)	193,216	44,633
Class B2, 1.9088% 7/25/37 (b)(c)	503,876	100,574
Class B3, 4.3088% 7/25/37 (b)(c)	257,621	43,332
Class M1, 0.6188% 7/25/37 (b)(c)	166,696	52,493
Class M2, 0.6488% 7/25/37 (b)(c)	178,062	51,531
Class M3, 0.6788% 7/25/37 (b)(c)	291,718	79,201
Class M4, 0.8088% 7/25/37 (b)(c)	458,413	122,992
Class M5, 0.9088% 7/25/37 (b)(c)	231,101	55,996
Class M6, 1.1088% 7/25/37 (b)(c)	174,273	43,115
Series 2007-4A:
Class B1, 2.8588% 9/25/37 (b)(c)	278,847	67,397
Class B2, 3.7588% 9/25/37 (b)(c)	1,047,927	232,221
Class M1, 1.2588% 9/25/37 (b)(c)	256,360	119,207
Class M2, 1.3588% 9/25/37 (b)(c)	256,360	106,389
Class M4, 1.9088% 9/25/37 (b)(c)	683,626	232,433
Class M5, 2.0588% 9/25/37 (b)(c)	683,626	215,342
Class M6, 2.2588% 9/25/37 (b)(c)	688,123	199,556
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5944% 3/15/22 (b)(c)	490,000	245,000
Class E, 0.6444% 3/15/22 (b)(c)	2,550,000	1,173,000
Class F, 0.6944% 3/15/22 (b)(c)	1,565,000	672,950
Class G, 0.7444% 3/15/22 (b)(c)	400,000	156,000
Class H, 0.8944% 3/15/22 (b)(c)	490,000	176,400
Class J, 1.0444% 3/15/22 (b)(c)	490,000	137,200
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (c)	1,955,858	1,933,626
Series 2007-PW17 Class A1, 5.282% 6/11/50	2,997,349	2,926,418
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW15:
Class A1, 5.016% 2/11/44	$ 1,322,789	$ 1,316,183
Class X2, 0.3635% 2/11/44 (b)(c)(d)	106,283,458	1,438,153
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6744% 11/15/36 (b)(c)	515,000	128,750
Class H, 0.7144% 11/15/36 (b)(c)	410,000	94,300
Series 2007-C6 Class A1, 5.622% 12/10/49 (c)	4,341,917	4,390,599
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	3,326,487	3,317,502
COMM pass-thru certificates:
sequential payer Series 2006-C8 Class A1, 5.11% 12/10/46	929,808	928,219
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (b)(c)(d)	22,417,779	298,715
Series 2006-C8 Class XP, 0.4947% 12/10/46 (c)(d)	129,314,957	1,996,584
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	4,434,259	4,418,919
Series 2007-C3 Class A1, 5.664% 6/15/39 (c)	983,519	978,065
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (c)(d)	78,426,616	1,742,388
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	1,046,598	1,043,725
Series 2003-C4 Class ASP, 0.4413% 8/15/36 (b)(c)(d)	70,551,031	408,596
GE Capital Commercial Mortgage Corp.:
Series 2004-C1 Class X2, 1.1249% 11/10/38 (b)(c)(d)	70,468,649	1,096,640
Series 2007-C1 Class XP, 0.1974% 12/10/49 (c)(d)	89,959,680	688,228
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.6872% 12/10/38 (b)(c)(d)	80,742,200	711,516
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	4,804,480	4,655,537
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,227,300	1,214,991
Series 2003-C1 Class XP, 2.2803% 7/5/35 (b)(c)(d)	52,465,262	830,551
Series 2003-C2 Class XP, 0.9813% 1/5/36 (b)(c)(d)	93,145,652	1,047,516
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 0.7344% 3/6/20 (b)(c)	4,615,000	3,184,350
Class D, 0.7844% 3/6/20 (b)(c)	5,460,000	3,767,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater Series 2007-EOP: - continued
Class F, 0.8944% 3/6/20 (b)(c)	$ 380,000	$ 258,400
Class G, 0.9344% 3/6/20 (b)(c)	190,000	129,200
Class H, 1.0644% 3/6/20 (b)(c)	315,000	207,900
Class J, 1.2644% 3/6/20 (b)(c)	450,000	290,250
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	1,767,993	1,733,740
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9689% 1/15/38 (b)(c)(d)	20,760,111	283,662
Series 2004-CB8 Class X2, 1.0899% 1/12/39 (b)(c)(d)	21,648,037	339,240
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 0.5744% 11/15/18 (b)(c)	248,502	111,826
Class E, 0.6244% 11/15/18 (b)(c)	372,753	160,284
Class F, 0.6744% 11/15/18 (b)(c)	559,130	234,835
Class G, 0.7044% 11/15/18 (b)(c)	483,925	193,570
Class H, 0.8444% 11/15/18 (b)(c)	372,753	130,464
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	569,627	573,310
Series 2007-C1 Class A1, 5.391% 2/15/40 (c)	674,280	682,204
Series 2007-C2 Class A1, 5.226% 2/15/40	633,129	627,362
Series 2004-C2 Class XCP, 1.234% 3/15/36 (b)(c)(d)	135,946,095	2,320,056
Series 2004-C4 Class A2, 4.567% 6/15/29 (c)	1,229,344	1,226,814
Merrill Lynch Mortgage Trust sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	2,493,729	2,413,148
Series 2007-C1 Class A1, 4.533% 6/12/50	4,070,260	3,959,572
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-8 Class A1, 4.622% 8/12/49	1,284,238	1,248,963
Series 2006-4 Class XP, 0.6211% 12/12/49 (c)(d)	42,179,584	908,641
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 0.8444% 7/17/17 (b)(c)	1,959,455	176,351
Series 2007-XLFA:
Class MHRO, 1.035% 10/15/20 (b)(c)	931,091	102,420
Class MJPM, 1.345% 10/15/20 (b)(c)	273,672	24,631
Class MSTR, 1.045% 10/15/20 (b)(c)	485,840	68,018
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Class NHRO, 1.235% 10/15/20 (b)(c)	$ 1,433,151	$ 128,984
Class NSTR, 1.195% 10/15/20 (b)(c)	442,547	48,680
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	276,995	276,583
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,185,342	1,170,213
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,153,201	1,129,475
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,932,278	2,880,664
Series 2007-T25 Class A1, 5.391% 11/12/49	1,769,027	1,741,387
Series 2006-HQ10 Class X2, 0.69% 11/1/41 (b)(c)(d)	60,554,546	873,657
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (c)	1,908,700	1,860,107
Series 2007-XLC1:
Class C, 0.9444% 7/17/17 (b)(c)	2,421,144	193,692
Class D, 1.0444% 7/17/17 (b)(c)	1,137,865	79,651
Class E, 1.1444% 7/17/17 (b)(c)	927,015	55,621
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8:
Class AP1, 1.0444% 6/15/20 (b)(c)	111,457	22,291
Class AP2, 1.1444% 6/15/20 (b)(c)	193,936	19,394
Class F, 0.8244% 6/15/20 (b)(c)	3,755,000	751,000
Class LXR2, 1.1444% 6/15/20 (b)(c)	2,558,451	255,845
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	2,200,846	2,168,884
Series 2006-C29 Class A1, 5.11% 11/15/48	6,195,667	6,161,564
Series 2007-C31 Class A1, 5.14% 4/15/47	700,848	693,459
Series 2003-C8 Class XP, 0.4022% 11/15/35 (b)(c)(d)	33,919,309	206,307
Series 2003-C9 Class XP, 0.6759% 12/15/35 (b)(c)(d)	35,252,560	250,001
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $157,651,037)		114,060,947
Cash Equivalents - 7.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $45,987,000)	45,987,657	$ 45,987,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $890,940,454)		591,136,759
NET OTHER ASSETS - (0.2)%		(1,314,149)
NET ASSETS - 100%		$ 589,822,610
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,276,638 or 21.9% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$45,987,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 2,028,414
Bank of America, NA	3,904,792
Barclays Capital, Inc.	6,507,987
Credit Suisse Securities (USA) LLC	321,380
Deutsche Bank Securities, Inc.	7,192,480
HSBC Securities (USA), Inc.	6,507,987
ING Financial Markets LLC	2,169,329
J.P. Morgan Securities, Inc.	15,185,303
Mizuho Securities USA, Inc.	1,084,664
Societe Generale, New York Branch	1,084,664
$ 45,987,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 591,136,759	$ -	$ 502,098,453	$ 89,038,306
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 34,716,315	$ (776,710)
Total Realized Gain (Loss)	(7,042,047)	-*
Total Unrealized Gain (Loss)	(38,875,275)	776,710
Cost of Purchases	-	-
Proceeds of Sales	(15,234,863)	-
Amortization/Accretion	(11,922,423)	-
Transfer in/out of Level 3	127,396,599	-
Ending Balance	$ 89,038,306	$ -
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(876,302).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $890,888,638. Net unrealized depreciation aggregated $299,751,879, of which $799,171 related to appreciated investment securities and $300,551,050 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Subsequent Event

Effective after the close of business on June 26, 2009 ("liquidation date"), the Fund was liquidated pursuant to a Plan of Liquidation and Dissolution (the "Plan") approved by the Fund's Board of Directors on March 19, 2009. Under the Plan, the Fund distributed in-kind all of its net assets of $607,695,268 to its partners pro rata at the Fund's net asset value of $77.72 per share determined as of the close of business on the liquidation date using the security valuation procedures discussed above. All of the Fund's partners were registered open-end management investment companies managed by Fidelity Management & Research Company or an affiliate.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-5 Year Central Fund

May 31, 2009

1.850079.102

CB5CEN-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 96.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 2.4%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 3,000,000	$ 3,022,554
5.875% 3/15/11	5,050,000	5,112,458
		8,135,012
Household Durables - 0.3%
Fortune Brands, Inc. 5.125% 1/15/11	1,158,000	1,174,327
Media - 6.7%
AOL Time Warner, Inc. 6.75% 4/15/11	6,835,000	7,159,000
Comcast Corp. 5.85% 1/15/10	6,275,000	6,409,153
COX Communications, Inc. 4.625% 1/15/10	9,500,000	9,542,028
		23,110,181
TOTAL CONSUMER DISCRETIONARY		32,419,520
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.0%
CVS Caremark Corp. 1.5613% 6/1/10 (c)	3,380,000	3,343,499
Food Products - 1.7%
Kraft Foods, Inc. 5.625% 11/1/11	5,635,000	5,991,656
TOTAL CONSUMER STAPLES		9,335,155
ENERGY - 9.1%
Energy Equipment & Services - 0.8%
Weatherford International Ltd. 5.15% 3/15/13	3,000,000	2,879,583
Oil, Gas & Consumable Fuels - 8.3%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,390,000	7,408,623
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	793,192	791,479
Duke Capital LLC 7.5% 10/1/09	310,000	314,499
Duke Energy Field Services:
6.875% 2/1/11	3,394,000	3,432,817
7.875% 8/16/10	1,580,000	1,615,820
EnCana Corp. 6.3% 11/1/11	7,000,000	7,385,553
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	5,012,085
Nexen, Inc. 5.05% 11/20/13	2,500,000	2,434,000
Petroleum Export Ltd. 4.633% 6/15/10 (b)	278,889	264,998
		28,659,874
TOTAL ENERGY		31,539,457
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 41.2%
Capital Markets - 7.5%
Bear Stearns Companies, Inc.:
1.3919% 7/16/09 (c)	$ 3,000,000	$ 3,003,177
4.245% 1/7/10	1,845,000	1,852,537
5.35% 2/1/12	3,000,000	3,108,720
5.85% 7/19/10	5,725,000	5,910,444
Goldman Sachs Group, Inc.:
6.6% 1/15/12	3,366,000	3,556,267
6.875% 1/15/11	275,000	290,080
Janus Capital Group, Inc. 6.125% 9/15/11 (a)	5,887,000	5,265,721
Morgan Stanley 1.4494% 1/9/14 (c)	3,250,000	2,689,915
The Bank of New York, Inc. 4.95% 1/14/11	250,000	259,420
		25,936,281
Commercial Banks - 7.9%
American Express Centurion Bank 5.2% 11/26/10	1,710,000	1,707,134
Bank One Corp. 7.875% 8/1/10	460,000	481,390
Chase Manhattan Corp. 7.875% 6/15/10	1,030,000	1,078,190
DBS Bank Ltd. (Singapore) 1.0744% 5/16/17 (b)(c)	3,375,000	2,851,875
HSBC Holdings PLC 7.5% 7/15/09	795,000	800,343
National City Bank, Cleveland 4.5% 3/15/10	1,005,000	1,010,160
PNC Funding Corp.:
1.1794% 1/31/12 (c)	3,515,000	3,112,631
4.5% 3/10/10	2,695,000	2,711,237
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(c)	4,820,000	3,656,616
Wachovia Corp.:
1.23% 4/23/12 (c)	370,000	340,369
1.2613% 10/15/11 (c)	740,000	692,451
1.3113% 12/1/09 (c)	740,000	733,836
Wells Fargo & Co. 4.2% 1/15/10	2,925,000	2,963,370
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100,000	5,356,760
		27,496,362
Consumer Finance - 6.1%
Capital One Financial Corp. 1.5725% 9/10/09 (c)	1,995,000	1,954,809
Discover Financial Services 1.8613% 6/11/10 (c)	4,053,000	3,811,470
General Electric Capital Corp. 4.25% 9/13/10	665,000	674,879
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,862,853
HSBC Finance Corp. 5.25% 1/14/11	2,005,000	2,007,552
Nelnet, Inc. 7.4% 9/29/36 (c)	5,260,000	2,367,000
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	3,000,000	2,873,589
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
1.2319% 7/27/09 (c)	$ 435,000	$ 430,004
1.2519% 7/26/10 (c)	3,841,000	3,380,276
1.3919% 1/27/14 (c)	145,000	87,868
1.52% 3/15/11 (c)	75,000	58,829
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	606,950	613,019
		21,122,148
Diversified Financial Services - 8.2%
Citigroup, Inc. 6.5% 1/18/11	1,305,000	1,317,951
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(c)	5,580,000	2,120,400
JPMorgan Chase & Co.:
4.891% 9/1/15 (c)	6,045,000	4,745,325
6.75% 2/1/11	375,000	393,469
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	4,700,000	3,617,952
5.5% 1/15/14 (b)	1,080,000	730,763
TIAA Global Markets, Inc. 4.875% 1/12/11 (b)	2,500,000	2,505,263
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(c)	15,990,000	10,473,450
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(c)	3,845,000	2,364,329
		28,268,902
Insurance - 0.7%
MetLife, Inc. 6.125% 12/1/11	1,310,000	1,365,435
Monumental Global Funding II 5.65% 7/14/11 (b)	1,095,000	1,057,980
		2,423,415
Real Estate Investment Trusts - 7.0%
AvalonBay Communities, Inc.:
5.5% 1/15/12	440,000	435,735
6.625% 9/15/11	2,300,000	2,359,126
Brandywine Operating Partnership LP 5.625% 12/15/10	4,753,000	4,334,698
Colonial Properties Trust 4.8% 4/1/11	54,000	50,511
Developers Diversified Realty Corp. 4.625% 8/1/10	6,583,000	5,839,404
Duke Realty LP:
4.625% 5/15/13	430,000	346,599
5.25% 1/15/10	2,000,000	1,985,906
5.625% 8/15/11	2,440,000	2,284,653
Federal Realty Investment Trust 5.4% 12/1/13	965,000	841,896
Mack-Cali Realty LP:
5.05% 4/15/10	190,000	184,517
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mack-Cali Realty LP: - continued
7.75% 2/15/11	$ 2,700,000	$ 2,617,755
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	335,077
Simon Property Group LP:
5% 3/1/12	2,000,000	1,938,638
5.3% 5/30/13	540,000	520,462
		24,074,977
Real Estate Management & Development - 0.2%
ERP Operating LP 5.5% 10/1/12	675,000	661,003
Thrifts & Mortgage Finance - 3.6%
Countrywide Financial Corp. 4.5% 6/15/10	2,985,000	2,952,834
Countrywide Home Loans, Inc. 5.625% 7/15/09	3,570,000	3,571,535
Independence Community Bank Corp. 3.0275% 4/1/14 (c)	7,640,000	5,453,287
World Savings Bank FSB 4.125% 12/15/09	500,000	505,248
		12,482,904
TOTAL FINANCIALS		142,465,992
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,342,535
Airlines - 3.1%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	1,381,475	1,312,401
7.024% 4/15/11	4,465,000	4,398,025
Continental Airlines, Inc.:
6.795% 2/2/20	1,935,472	1,412,894
7.056% 3/15/11	960,000	945,600
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	2,625,000	2,506,875
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	91,115	90,204
		10,665,999
Building Products - 0.4%
Masco Corp. 1.6313% 3/12/10 (c)	1,550,000	1,483,713
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
Covidien International Finance SA:
5.15% 10/15/10	$ 2,465,000	$ 2,539,273
5.45% 10/15/12	590,000	628,049
		3,167,322
TOTAL INDUSTRIALS		16,659,569
MATERIALS - 2.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. 5% 1/15/13	330,000	347,749
Metals & Mining - 2.1%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,945,000	2,045,704
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	5,190,000	5,208,373
		7,254,077
TOTAL MATERIALS		7,601,826
TELECOMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 7.7%
British Telecommunications PLC 8.625% 12/15/10	4,742,000	5,032,561
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	7,215,695
Sprint Capital Corp. 7.625% 1/30/11	2,006,000	1,980,925
Telecom Italia Capital SA:
4% 1/15/10	3,000,000	3,005,649
4.875% 10/1/10	8,035,000	8,136,763
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,182,517
		26,554,110
Wireless Telecommunication Services - 3.1%
Vodafone Group PLC:
5.5% 6/15/11	8,385,000	8,883,513
7.75% 2/15/10	1,850,000	1,917,100
		10,800,613
TOTAL TELECOMMUNICATION SERVICES		37,354,723
UTILITIES - 16.0%
Electric Utilities - 6.1%
Entergy Corp. 7.75% 12/15/09 (b)	12,500,000	12,458,921
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 6.45% 11/15/11	$ 5,815,000	$ 6,084,298
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,432,430
		20,975,649
Gas Utilities - 2.4%
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,237,196
Independent Power Producers & Energy Traders - 2.3%
Constellation Energy Group, Inc. 7% 4/1/12	200,000	202,891
Exelon Generation Co. LLC 6.95% 6/15/11	2,500,000	2,635,948
PSEG Power LLC 7.75% 4/15/11	5,000,000	5,344,570
		8,183,409
Multi-Utilities - 5.2%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	925,000	986,195
7.5% 9/1/10	1,165,000	1,242,073
Dominion Resources, Inc. 6.3% 9/30/66 (c)	5,750,000	3,464,375
DTE Energy Co. 7.05% 6/1/11	7,770,000	8,078,803
KeySpan Corp. 7.625% 11/15/10	520,000	549,048
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,546,468
		17,866,962
TOTAL UTILITIES		55,263,216
TOTAL NONCONVERTIBLE BONDS (Cost $354,489,260)		332,639,458
Cash Equivalents - 2.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $7,217,000)	$ 7,217,103	7,217,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $361,706,260)		339,856,458
NET OTHER ASSETS - 1.7%		5,759,870
NET ASSETS - 100%		$ 345,616,328
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 1,500,000	$ 64,899
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.794% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2013	$ 30,000,000	$ 1,664,040
		$ 31,500,000	$ 1,728,939
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,131,792 or 16.0% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,217,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 318,330
Bank of America, NA	612,801
Barclays Capital, Inc.	1,021,335
Credit Suisse Securities (USA) LLC	50,436
Deutsche Bank Securities, Inc.	1,128,757
HSBC Securities (USA), Inc.	1,021,335
ING Financial Markets LLC	340,445
J.P. Morgan Securities, Inc.	2,383,115
Mizuho Securities USA, Inc.	170,223
Societe Generale, New York Branch	170,223
$ 7,217,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 339,856,458	$ -	$ 339,856,458	$ -
Other Financial Instruments*	$ 1,728,939	$ -	$ 1,728,939	$ -
*Other financial instruments include Swap Agreements.
Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $359,972,212. Net unrealized depreciation aggregated $20,115,754, of which $6,054,884 related to appreciated investment securities and $26,170,638 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller of protection. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller of protection is not limited to the specific reference obligation described.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Subsequent Event

Effective July 16, 2009 the Fund's Board of Directors approved a Plan of Liquidation and Dissolution (the "Plan"). Under the Plan, the Fund will distribute in-kind all of its net assets to its partners pro rata at the Fund's net asset value per share determined as of the close of business on or about September 25, 2009 using the security valuation procedures discussed above. All of the Fund's partners are registered open-end management investment companies managed by Fidelity Management & Research Company or an affiliate.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed
Securities Central Fund

May 31, 2009

1.850080.102

MBSCEN-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 108.9%
	Principal Amount	Value
Fannie Mae - 77.4%
3.279% 3/1/35 (d)	$ 1,268,821	$ 1,293,982
3.316% 3/1/35 (d)	7,235,875	7,359,989
3.575% 1/1/32 (d)	585,540	599,933
3.661% 10/1/33 (d)	281,890	287,567
3.891% 2/1/33 (d)	29,909	30,462
3.917% 7/1/35 (d)	7,051,181	7,178,952
3.942% 5/1/35 (d)	22,239,885	22,622,956
3.972% 6/1/34 (d)	13,725,924	13,885,343
4% 6/16/24 (a)	1,000,000	1,007,858
4.046% 3/1/35 (d)	147,206	149,012
4.198% 8/1/34 (d)	3,169,540	3,244,947
4.246% 11/1/34 (d)	10,357,583	10,584,114
4.281% 10/1/33 (d)	25,025	25,423
4.298% 3/1/33 (d)	921,793	942,617
4.301% 3/1/33 (d)	206,904	211,432
4.312% 7/1/35 (d)	22,892,458	23,340,178
4.315% 11/1/34 (d)	32,305,841	33,082,360
4.316% 7/1/35 (d)	6,923,078	7,081,485
4.361% 9/1/35 (d)	9,878,840	10,144,655
4.414% 3/1/37 (d)	18,776,572	19,319,684
4.43% 3/1/35 (d)	3,507,063	3,612,404
4.478% 3/1/35 (d)	4,296,634	4,405,311
4.491% 7/1/35 (d)	344,659	351,165
4.493% 3/1/33 (d)	4,524,357	4,612,107
4.5% 1/1/20 to 5/1/39	248,411,176	252,850,867
4.5% 6/1/24 (a)	38,000,000	38,904,700
4.5% 6/16/24 (a)(b)	63,000,000	64,499,898
4.5% 6/16/24 (a)(b)	34,500,000	35,321,373
4.5% 6/11/39 (a)(b)	32,500,000	32,760,042
4.5% 6/11/39 (a)(b)	27,000,000	27,215,158
4.5% 6/11/39 (a)(b)	28,000,000	28,223,126
4.5% 6/11/39 (a)(b)	25,000,000	25,199,220
4.509% 12/1/34 (d)	155,981	160,637
4.512% 11/1/36 (d)	1,532,997	1,577,342
4.531% 10/1/35 (d)	20,652,946	21,231,056
4.548% 10/1/33 (d)	1,561,233	1,597,331
4.621% 1/1/35 (d)	4,462,368	4,571,342
4.647% 4/1/35 (d)	20,631,909	21,089,195
4.667% 7/1/35 (d)	2,012,629	2,077,377
4.69% 1/1/35 (d)	39,388	40,083
4.708% 8/1/33 (d)	790,089	804,691
4.708% 7/1/35 (d)	8,479,548	8,698,621
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.708% 4/1/36 (d)	$ 3,949,022	$ 4,029,024
4.738% 10/1/35 (d)	9,415,055	9,655,017
4.765% 2/1/34 (d)	13,346,289	13,760,157
4.781% 3/1/35 (d)	2,683,827	2,747,622
4.798% 10/1/34 (d)	58,846	59,849
4.808% 7/1/34 (d)	2,586,141	2,659,956
4.824% 3/1/35 (d)	12,123,640	12,486,810
4.84% 10/1/34 (d)	7,293,905	7,428,765
4.848% 3/1/33 (d)	2,089,883	2,148,032
4.854% 1/1/35 (d)	2,827,250	2,905,544
4.907% 5/1/35 (d)	5,049,576	5,185,131
4.909% 1/1/35 (d)	2,772,842	2,841,836
4.952% 9/1/36 (d)	5,988,472	6,215,896
4.967% 7/1/34 (d)	359,801	366,586
4.987% 7/1/35 (d)	19,125,070	19,697,569
5% 9/1/16 to 1/1/39 (b)	648,134,387	668,308,190
5% 6/16/24 (a)(b)	12,000,000	12,412,961
5% 6/16/24 (a)(b)	25,000,000	25,860,335
5% 6/16/24 (a)(b)	25,000,000	25,860,335
5% 6/1/39 (a)(b)	89,000,000	91,123,407
5% 6/11/39 (a)	95,000,000	97,266,558
5.031% 1/1/37 (d)	4,907,292	5,072,020
5.042% 11/1/36 (d)	7,698,654	7,903,431
5.075% 4/1/35 (d)	22,357,891	23,048,370
5.085% 9/1/34 (d)	825,770	841,152
5.109% 9/1/35 (d)	23,839,496	24,806,354
5.141% 6/1/35 (d)	10,081,563	10,449,593
5.15% 6/1/35 (d)	7,784,661	7,953,202
5.165% 9/1/35 (d)	2,172,128	2,262,407
5.185% 3/1/35 (d)	466,531	480,536
5.201% 10/1/35 (d)	18,542,324	19,312,989
5.305% 7/1/35 (d)	1,567,881	1,626,704
5.308% 12/1/34 (d)	1,060,339	1,083,772
5.309% 3/1/36 (d)	31,413,359	32,718,977
5.324% 6/1/36 (d)	7,293,699	7,637,378
5.342% 2/1/37 (d)	2,566,514	2,664,919
5.444% 8/1/36 (d)	6,065,391	6,318,810
5.498% 6/1/47 (d)	1,876,820	1,945,645
5.5% 6/1/11 to 2/1/39 (b)	1,613,822,369	1,678,557,980
5.5% 6/11/39 (a)(b)	25,000,000	25,842,860
5.5% 6/11/39 (a)(b)	25,000,000	25,842,860
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 6/11/39 (a)	$ 25,000,000	$ 25,842,860
5.5% 6/11/39 (a)	143,000,000	147,821,159
5.5% 6/11/39 (a)	100,000,000	103,371,440
5.666% 9/1/35 (d)	3,097,402	3,226,138
5.676% 3/1/36 (d)	8,909,723	9,303,765
5.757% 4/1/36 (d)	10,982,371	11,443,455
5.804% 9/1/36 (d)	4,410,854	4,549,667
5.823% 7/1/36 (d)	2,651,146	2,787,497
5.834% 7/1/37 (d)	3,225,853	3,352,745
5.859% 3/1/36 (d)	5,653,114	5,912,637
5.869% 5/1/36 (d)	11,875,217	12,398,879
6% 8/1/09 to 3/1/39 (b)	824,495,542	870,879,737
6% 6/11/39 (a)(b)	49,000,000	51,302,172
6% 6/11/39 (a)(b)	100,000,000	104,698,310
6.002% 4/1/36 (d)	43,758,842	45,673,292
6.131% 4/1/36 (d)	4,043,778	4,220,135
6.22% 3/1/37 (d)	1,425,426	1,501,152
6.231% 5/1/36 (d)	12,953,719	13,542,336
6.24% 6/1/36 (d)	12,757,988	13,326,752
6.245% 8/1/46 (d)	1,301,722	1,365,578
6.248% 6/1/36 (d)	675,769	696,765
6.346% 5/1/36 (d)	5,352,818	5,597,666
6.356% 9/1/36 (d)	2,369,705	2,486,255
6.399% 7/1/36 (d)	18,261,082	19,103,630
6.433% 4/1/37 (d)	4,438,358	4,674,146
6.5% 6/1/09 to 3/1/38	249,054,657	267,214,049
6.5% 6/11/39 (a)(b)	32,000,000	34,111,315
6.5% 6/11/39 (a)(b)	40,000,000	42,639,144
6.735% 5/1/37 (d)	143,828	150,720
6.792% 9/1/37 (d)	7,337,624	7,706,933
6.825% 9/1/37 (d)	3,247,819	3,413,766
6.946% 9/1/37 (d)	2,777,905	2,922,309
7% 5/1/13 to 7/1/37	30,325,312	33,001,798
7.082% 9/1/37 (d)	3,898,758	4,099,486
7.5% 12/1/09 to 2/1/32	11,254,180	12,288,292
8% 9/1/17 to 3/1/37	716,944	777,491
8.5% 12/1/16 to 8/1/23	99,108	107,169
9.5% 12/1/09 to 2/1/25	246,329	276,571
10% 8/1/17	888	984
10.75% 5/1/14	12,406	13,547
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
11.25% 5/1/14	$ 1,064	$ 1,178
12.5% 1/1/15	3,081	3,459
		5,519,391,913
Freddie Mac - 25.6%
3.155% 2/1/34 (d)	2,001,910	2,032,558
3.479% 3/1/35 (d)	2,153,844	2,199,016
3.729% 6/1/33 (d)	3,247,545	3,288,047
3.758% 5/1/35 (d)	7,068,460	7,197,011
3.799% 6/1/33 (d)	10,444,983	10,660,406
4% 11/1/14 to 5/1/24	106,028,903	107,191,458
4.305% 6/1/35 (d)	3,172,120	3,264,222
4.482% 4/1/35 (d)	2,675,239	2,743,857
4.485% 1/1/35 (d)	6,028,349	6,209,115
4.486% 5/1/35 (d)	13,674,732	14,093,671
4.682% 4/1/35 (d)	8,833,904	9,157,733
4.707% 11/1/35 (d)	3,418,715	3,506,706
4.755% 3/1/36 (d)	3,820,056	3,908,696
4.774% 3/1/35 (d)	2,543,158	2,597,466
4.794% 2/1/36 (d)	1,060,028	1,097,434
4.805% 1/1/36 (d)	4,719,793	4,880,467
4.814% 5/1/35 (d)	7,194,618	7,455,624
4.92% 1/1/33 (d)	6,512,713	6,673,763
4.921% 3/1/35 (d)	15,476,108	15,931,980
5% 3/1/18 to 6/1/38	418,397,854	432,593,832
5% 6/11/39 (a)	66,000,000	67,512,786
5.023% 4/1/35 (d)	535,847	559,471
5.095% 10/1/35 (d)	4,551,461	4,709,321
5.115% 4/1/38 (d)	14,993,205	15,452,867
5.162% 10/1/33 (d)	5,551,246	5,714,591
5.21% 12/1/35 (d)	4,905,092	5,077,342
5.248% 10/1/36 (d)	4,720,953	4,917,168
5.308% 3/1/33 (d)	140,233	143,732
5.437% 4/1/37 (d)	1,569,990	1,608,772
5.474% 3/1/37 (d)	1,570,202	1,617,557
5.5% 9/1/09 to 7/1/35	221,849,067	231,664,308
5.5% 7/1/38	611,147	632,203
5.5% 6/11/39 (a)	9,000,000	9,296,399
5.5% 6/11/39 (a)	77,000,000	79,535,856
5.5% 6/11/39 (a)	115,000,000	118,787,318
5.5% 6/11/39 (a)	110,000,000	113,622,652
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 6/11/39 (a)	$ 46,000,000	$ 47,514,927
5.52% 1/1/36 (d)	8,318,764	8,662,732
5.561% 1/1/37 (d)	8,015,368	8,328,360
5.636% 4/1/36 (d)	4,779,175	4,974,705
5.685% 1/1/36 (d)	1,398,633	1,450,237
5.692% 10/1/35 (d)	1,174,897	1,234,744
5.737% 5/1/37 (d)	2,929,780	3,046,381
5.78% 4/1/37 (d)	9,079,387	9,429,466
5.787% 3/1/37 (d)	8,274,920	8,487,209
5.797% 11/1/36 (d)	16,620,234	17,344,677
5.813% 6/1/37 (d)	7,002,182	7,293,210
5.846% 5/1/37 (d)	1,413,905	1,471,285
5.947% 4/1/36 (d)	30,202,892	31,380,019
5.954% 6/1/37 (d)	1,541,041	1,610,974
6% 2/1/17 to 12/1/37	166,740,915	176,085,953
6.072% 6/1/36 (d)	5,283,650	5,503,254
6.142% 12/1/36 (d)	5,611,987	5,864,600
6.145% 4/1/37 (d)	2,409,015	2,529,441
6.192% 6/1/36 (d)	3,784,086	3,977,941
6.205% 8/1/36 (d)	20,042,444	20,900,040
6.22% 7/1/36 (d)	2,888,026	3,012,581
6.264% 3/1/36 (d)	10,370,437	10,887,030
6.418% 6/1/37 (d)	845,587	885,392
6.423% 12/1/36 (d)	6,102,750	6,419,563
6.496% 8/1/37 (d)	1,540,252	1,614,019
6.5% 4/1/11 to 3/1/37	69,628,653	74,713,091
6.512% 8/1/36 (d)	5,510,453	5,743,485
6.619% 6/1/37 (d)	1,099,577	1,153,182
6.628% 1/1/37 (d)	3,758,294	3,929,037
6.644% 6/1/36 (d)	1,635,127	1,721,993
6.651% 8/1/37 (d)	5,595,894	5,865,073
7% 6/1/21 to 9/1/36	30,371,748	32,961,246
7.148% 2/1/37 (d)	821,850	865,511
7.347% 4/1/37 (d)	394,815	415,496
7.5% 9/1/15 to 6/1/32	630,624	685,605
8% 7/1/16 to 1/1/37	1,422,896	1,542,648
8.5% 9/1/19 to 1/1/28	546,655	598,358
9% 10/1/16	2,715	2,972
10.5% 1/1/10 to 9/1/13	418	423
11% 8/1/15 to 9/1/20	93,417	104,160
11.5% 10/1/15	4,922	5,485
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12% 2/1/13 to 7/1/15	$ 2,285	$ 2,503
13.5% 12/1/14	22,509	25,402
		1,827,779,815
Government National Mortgage Association - 5.9%
4.25% 7/20/34 (d)	1,450,242	1,502,498
4.5% 4/15/39 to 5/15/39	168,000,000	169,856,081
5.5% 4/15/29 to 2/15/38	20,606,883	21,511,579
5.5% 6/1/39 (a)	3,000,000	3,107,813
5.5% 6/18/39 (a)	30,000,000	31,078,125
5.5% 6/18/39 (a)	3,000,000	3,107,813
5.5% 6/18/39 (a)	6,000,000	6,215,625
6% 12/15/10 to 4/15/38	54,082,735	57,076,860
6.5% 6/15/23 to 10/15/36	77,431,373	82,991,681
7% 6/15/22 to 3/15/33	23,917,204	26,001,514
7.5% 1/15/17 to 10/15/31	10,553,523	11,404,131
8% 8/15/16 to 3/15/32	3,181,770	3,447,013
8.5% 11/15/16 to 1/15/31	530,057	583,269
9% 3/15/10 to 1/15/23	49,485	54,819
9.5% 12/15/20 to 3/15/23	24,601	27,646
10.5% 5/20/16 to 1/20/18	101,113	115,611
11% 7/20/13 to 7/20/20	113,719	127,968
		418,210,046
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,577,422,546)		7,765,381,774
Asset-Backed Securities - 0.2%

Citigroup Mortgage Loan Trust:
Series 2006-NC2 Class A2A, 0.3488% 9/25/36 (d)	93,275	92,562
Series 2006-WF2 Class A2B, 5.735% 5/25/36	379,486	376,223
Series 2007-AMC4 Class M1, 0.5788% 5/25/37 (d)	2,235,000	68,391
Countrywide Asset-Backed Certificates Trust Series 2006-13 Class 1AF1, 0.4288% 1/25/37 (d)	173,121	164,649
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.4188% 4/25/36 (d)	1,127,143	1,080,073
Fremont Home Loan Trust Series 2006-3 Class 2A1, 0.3788% 2/25/37 (d)	7,077	7,037
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3588% 3/25/37 (d)	175,905	160,284
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust:
Series 2006-10 Class 2A3, 0.4688% 11/25/36 (d)	$ 6,000,000	$ 1,722,000
Series 2006-8 Class 2A1, 0.3488% 9/25/36 (d)	530,345	514,953
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.6888% 5/25/36 (d)	7,577,000	6,140,583
Series 2006-MLN1 Class A2A, 0.3788% 7/25/37 (d)	1,629,758	1,544,305
Morgan Stanley ABS Capital I Trust:
Series 2007-HE2 Class A2A, 0.3488% 1/25/37 (d)	326,167	252,889
Series 2007-HE4 Class A2A, 0.4188% 2/25/37 (d)	314,915	200,989
Series 2007-NC3 Class A2A, 0.3688% 5/25/37 (d)	179,077	134,288
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.6988% 1/25/36 (d)	3,909,000	158,186
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3588% 11/25/36 (d)	412,133	386,373
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	730,926	428,884
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3788% 1/25/37 (d)	494,020	466,126
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 0.3688% 9/25/37 (d)	785,144	778,704
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3888% 8/25/36 (d)	1,560,724	851,291
Series 2007-NC1 Class A2A, 0.3588% 12/25/36 (d)	1,021,496	824,868
WaMu Asset-Backed Certificates Series 2007-HE2 Class 2A1, 0.4188% 4/25/37 (d)	1,067,532	723,742
TOTAL ASSET-BACKED SECURITIES (Cost $29,691,578)		17,077,400
Collateralized Mortgage Obligations - 10.4%

Private Sponsor - 0.0%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.725% 11/25/36 (d)	949,247	484,558
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 4.9158% 10/25/34 (d)	1,600,777	735,945
Granite Master Issuer PLC floater Series 2005-4 Class C2, 0.8663% 12/20/54 (d)	3,231,304	193,878
TOTAL PRIVATE SPONSOR		1,414,381
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 10.4%
Fannie Mae:
floater Series 2002-94 Class FB, 0.7088% 1/25/18 (d)	$ 3,675,601	$ 3,679,615
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,080,714	2,241,075
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,873,112
Series 2006-45 Class OP, 6/25/36 (f)	7,985,797	6,460,128
Series 1993-165 Class SH, 18.8275% 9/25/23 (d)(g)	565,842	681,881
Series 1999-17 Class PG, 6% 4/25/29	20,109,494	21,407,483
Series 2003-22 Class IO, 6% 4/25/33 (e)	16,014,317	1,877,845
Series 2009-16 Class SA, 5.9412% 3/25/24 (d)(e)	32,356,888	2,332,110
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (f)	38,170,881	32,968,770
Series 339:
Class 29, 5.5% 7/1/18 (e)	8,049,137	998,582
Class 5, 5.5% 7/1/33 (e)	8,922,720	1,042,208
Series 343 Class 16, 5.5% 5/1/34 (e)	6,517,063	746,114
Series 348 Class 14, 6.5% 8/1/34 (e)	3,951,072	502,824
Series 351:
Class 12, 5.5% 4/1/34 (e)	2,941,513	330,408
Class 13, 6% 3/1/34 (e)	3,765,547	464,343
Series 359, Class 19 6% 7/1/35 (e)	3,843,640	468,443
Series 384 Class 6, 5% 7/25/37 (e)	45,015,844	5,885,250
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.1088% 2/25/32 (d)	1,007,787	1,004,854
Series 2002-39 Class FD, 1.335% 3/18/32 (d)	1,139,210	1,144,132
Series 2002-60 Class FV, 1.3088% 4/25/32 (d)	2,554,445	2,567,900
Series 2002-63 Class FN, 1.3088% 10/25/32 (d)	2,564,286	2,573,133
Series 2002-7 Class FC, 1.0588% 1/25/32 (d)	1,395,169	1,388,723
Series 2004-56 Class FE, 0.7587% 10/25/33 (d)	4,650,827	4,612,948
Series 2007-36:
Class FB, 0.7088% 4/25/37 (d)	76,513,541	75,431,663
Class FG, 0.7088% 4/25/37 (d)	24,641,102	24,317,729
Series 2007-57 Class FA, 0.5388% 6/25/37 (d)	30,869,020	30,033,505
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	14,583,530	15,512,395
Series 2001-52 Class YZ, 6.5% 10/25/31	823,209	894,817
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	17,985,015
Series 2001-72 Class NZ, 6% 12/25/31	4,935,582	5,247,906
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-52 Class PB, 6% 2/25/32	$ 10,661,221	$ 11,010,500
Series 2005-73 Class SA, 16.7473% 8/25/35 (d)	6,498,736	7,107,036
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	18,159,992	19,302,244
Series 2001-31 Class ZC, 6.5% 7/25/31	7,563,406	8,189,400
Series 2002-16 Class ZD, 6.5% 4/25/32	4,967,954	5,388,977
Series 2002-79 Class Z, 5.5% 11/25/22	14,279,553	14,948,468
Series 2003-80 Class CG, 6% 4/25/30	2,132,625	2,218,044
Series 2004-3 Class BA, 4% 7/25/17	757,815	780,234
Series 1999-33 Class PK, 6% 7/25/29	9,826,670	10,461,565
Series 2003-21 Class SK, 7.7913% 3/25/33 (d)(e)(g)	3,167,229	336,642
Series 2003-3 Class HS, 7.3413% 9/25/16 (d)(e)(g)	212,596	8,670
Series 2003-35:
Class BS, 6.6913% 4/25/17 (d)(e)(g)	2,515,514	124,996
Class TQ, 7.1913% 5/25/18 (d)(e)	3,149,199	322,466
Series 2003-42 Class SJ, 6.7413% 11/25/22 (d)(e)	3,928,350	362,634
Series 2004-54 Class SW, 5.6913% 6/25/33 (d)(e)(g)	14,661,179	957,434
Series 2004-56 Class SE, 7.2413% 10/25/33 (d)(e)	21,238,778	2,429,953
Series 2007-36:
Class GO, 4/25/37 (f)	3,949,160	3,027,560
Class PO, 4/25/37 (f)	5,406,016	4,129,302
Class SB, 6.2913% 4/25/37 (d)(e)(g)	70,048,591	7,995,900
Class SG, 6.2913% 4/25/37 (d)(e)(g)	51,136,248	4,674,478
Series 2007-57 Class SA, 38.7675% 6/25/37 (d)(g)	14,081,152	20,051,563
Series 2007-66:
Class FB, 0.7088% 7/25/37 (d)	30,120,313	29,602,466
Class SA, 37.7475% 7/25/37 (d)(g)	12,619,324	17,041,842
Class SB, 37.7475% 7/25/37 (d)(g)	5,020,052	7,555,178
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (d)	466,844	466,479
Series 3318:
Class CY, 0% 11/15/36 (d)	779,564	775,339
Class GY, 0% 5/15/37 (d)	928,661	936,315
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	18,313,181	19,438,412
Series 2101 Class PD, 6% 11/15/28	1,782,345	1,906,201
Series 2162 Class PH, 6% 6/15/29	3,009,961	3,190,878
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 3225 Class EO, 10/15/36 (f)	$ 10,137,001	$ 8,460,447
Series 3030 Class SL, 5.7556% 9/15/35 (d)(e)(g)	40,229,589	2,876,416
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	7,750,922	8,092,601
Series 2056 Class Z, 6% 5/15/28	12,716,436	13,518,175
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.1444% 1/15/32 (d)	777,585	775,283
Series 2423 Class FA, 1.2444% 3/15/32 (d)	1,738,849	1,738,605
Series 2424 Class FM, 1.3444% 3/15/32 (d)	1,706,314	1,711,945
Series 2432:
Class FE, 1.2444% 6/15/31 (d)	1,784,977	1,785,709
Class FG, 1.2444% 3/15/32 (d)	698,532	698,651
Series 3066 Class HF, 0% 1/15/34 (d)	229,857	222,511
Series 3129 Class MF, 0% 7/15/34 (d)	1,534,313	1,534,592
Series 3222 Class HF, 0% 9/15/36 (d)	2,322,958	2,256,389
Series 3298 Class CF, 0% 8/15/36 (d)	1,209,023	1,184,964
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (f)	9,892,200	7,583,706
Series 2121 Class MG, 6% 2/15/29	7,146,175	7,572,260
Series 2131 Class BG, 6% 3/15/29 (c)	46,740,295	49,685,290
Series 2137 Class PG, 6% 3/15/29	7,321,987	7,757,327
Series 2154 Class PT, 6% 5/15/29	10,899,127	11,547,429
Series 2425 Class JH, 6% 3/15/17	4,333,338	4,607,354
Series 2520 Class BE, 6% 11/15/32	14,830,000	15,815,246
Series 2585 Class KS, 7.2556% 3/15/23 (d)(e)(g)	2,196,983	195,669
Series 2590 Class YR, 5.5% 9/15/32 (e)	574,091	61,912
Series 3122 Class DS, 6.3556% 3/15/36 (d)(e)	25,272,297	2,860,902
Series 3258 Class PM, 5.5% 12/15/36	11,249,255	11,749,992
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	2,738,592	2,948,254
Series 2303 Class ZV, 6% 4/15/31	4,812,345	5,086,568
Series 2467 Class NB, 5% 7/15/17	7,939,000	8,349,382
Series 2502 Class ZC, 6% 9/15/32	6,579,845	6,996,833
Series 2564 Class ES, 7.2556% 2/15/22 (d)(e)(g)	2,961,486	197,829
Series 2575 Class ID, 5.5% 8/15/22 (e)	573,152	39,118
Series 2817 Class SD, 6.7056% 7/15/30 (d)(e)(g)	5,809,275	443,267
Series 2902 Class LZ, 5.5% 9/15/31	37,915,457	39,247,631
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 3266 Class D, 5% 1/15/22	$ 11,000,000	$ 11,592,276
Series 2844:
Class SC, 44.5615% 8/15/24 (d)(g)	465,560	669,515
Class SD, 81.973% 8/15/24 (d)(g)	684,924	1,593,068
Series 2957 Class SW, 5.6556% 4/15/35 (d)(e)	24,974,856	2,003,684
Series 3002 Class SN, 6.1556% 7/15/35 (d)(e)(g)	24,859,681	2,127,656
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	10,986,020	11,667,615
Series 2003-11 Class S, 6.215% 2/16/33 (d)(e)(g)	17,893,274	1,733,354
Series 2004-32 Class GS, 6.165% 5/16/34 (d)(e)(g)	5,163,428	395,123
Series 2007-18 Class S, 6.465% 4/16/37 (d)(e)(g)	32,924,391	3,213,376
Series 2007-32 Class XA, 0% 5/20/36 (d)(g)	2,714,674	2,680,576
Series 2007-35 Class SC, 38.19% 6/16/37 (d)(g)	618,066	885,380
TOTAL U.S. GOVERNMENT AGENCY		740,579,967
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $706,038,453)		741,994,348
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8633% 10/16/23 (d) (Cost $245,710)	231,775	234,145
Cash Equivalents - 2.6%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $181,239,000)	$ 181,241,588	181,239,000
TOTAL INVESTMENT PORTFOLIO - 122.1% (Cost $8,494,637,287)	8,705,926,667
NET OTHER ASSETS - (22.1)%	(1,572,987,151)
NET ASSETS - 100%	$ 7,132,939,516
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
667 CBOT 2 Year U.S. Treasury Notes Index Contracts	Oct. 2009	$ 144,613,938	$ (126,902)

The face value of futures sold as a percentage of net assets - 2%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.815% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2014	$ 90,817,000	$ (242,282)
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	8,000,000	100,610
Receive semi-annually a fixed rate equal to 4.245% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2039	25,000,000	1,019,743
$ 123,817,000	$ 878,071
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $770,681.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$181,239,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 7,994,165
Bank of America, NA	15,389,145
Barclays Capital, Inc.	25,648,576
Credit Suisse Securities (USA) LLC	1,266,587
Deutsche Bank Securities, Inc.	28,346,224
HSBC Securities (USA), Inc.	25,648,576
ING Financial Markets LLC	8,549,525
J.P. Morgan Securities, Inc.	59,846,676
Mizuho Securities USA, Inc.	4,274,763
Societe Generale, New York Branch	4,274,763
$ 181,239,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,705,926,667	$ -	$ 8,644,376,831	$ 61,549,836
Other Financial Instruments*	$ (3,005,332)	$ (126,902)	$ (2,878,430)	$ -
*Other financial instruments include Futures Contracts, Swap Agreements and Forward Commitments.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,535,000
Total Realized Gain (Loss)	(176,264)
Total Unrealized Gain (Loss)	(5,106,041)
Cost of Purchases	11,905,644
Proceeds of Sales	(9,098,567)
Amortization/Accretion	(1,016,377)
Transfer in/out of Level 3	62,506,441
Ending Balance	$ 61,549,836

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $8,494,401,745. Net unrealized appreciation aggregated $211,524,922, of which $243,064,151 related to appreciated investment securities and $31,539,229 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures Contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009